As filed with the Securities and Exchange Commission   Registration No. 33-79122
on September 18, 1995                                  Registration No. 811-2512
             --

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

________________________________________________________________________________
                       Post-Effective Amendment No. 4 To
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

________________________________________________________________________________
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                              (Name of Depositor)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                    (Name and Address of Agent for Service)

      ___________________________________________________________________

It is proposed that this filing will become effective (Check appropriate space):

  ___     immediately upon filing pursuant to paragraph (b) of Rule 485
   X      on September 30, 1995 pursuant to paragraph (b) of Rule 485
  ---
  ___     60 days after filing pursuant to paragraph (a)(i) of Rule 485
  ___     on _______________________ pursuant to paragraph (a)(ii) of Rule 485
  ___     75 days after filing pursuant to paragraph (a)(ii) of Rule 485
  ___     on _______________________ pursuant to (a)(ii) of Rule 485

If appropriate check the following space:

  ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1994 on February 28, 1995.

                           VARIABLE ANNUITY ACCOUNT B
                             CROSS REFERENCE SHEET

  Form N-4
  --------
  Item No.                    Part A (Prospectus)                               Location
  --------                    -------------------                               --------
      1       Cover Page..........................................      Cover Page

      2       Definitions.........................................      Definitions

      3       Synopsis or Highlights..............................      Prospectus Summary; Fee Table

      4       Condensed Financial Information.....................      Condensed Financial Information

      5       General Description of Registrant, Depositor, and         The Company; Variable Annuity
              Portfolio Companies.................................      Account B; The Funds

      6       Deductions and Expenses.............................      Charges and Deductions;
                                                                        Distribution

      7       General Description of Variable Annuity Contracts..       Contract Rights; Miscellaneous

      8       Annuity Period......................................      Annuity Period

      9       Death Benefit.......................................      Death Benefit

     10       Purchases and Contract Value........................      Contract Purchase

     11       Redemptions.........................................      Contract Rights - Withdrawals;
                                                                        Right to Cancel

     12       Taxes...............................................      Tax Status

     13       Legal Proceedings...................................      Miscellaneous - Legal Proceedings

     14       Table of Contents of the Statement of Additional          Statement of Additional
              Information.........................................      Information - Table of Contents

   Form N-4
   --------
   Item No.    Part B (Statement of additional Information)                     Location
   --------    -------------------------------------------                      --------

      15       Cover Page...........................................     Cover page

      16       Table of Contents....................................     Table of Contents

      17       General Information and History......................     General Information and History

      18       Services.............................................     General Information and History;
                                                                         Independent Auditors

      19       Purchase of Securities Being Offered.................     Offering and Purchase of
                                                                         Contracts

      20       Underwriters.........................................     Offering and Purchase of
                                                                         Contracts

      21       Calculation of Performance Data......................     Performance Data; Average
                                                                         Annual Total Return Quotations

      22       Annuity Payments.....................................     Annuity Payments

      23       Financial Statements.................................     Financial Statements


                          Part C (Other Information)
                          --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

  [LOGO OF AETNA    AETNA LIFE INSURANCE AND ANNUITY COMPANY
  APPEARS HERE]                VARIABLE ANNUITY

                                   ACCOUNT B

                               Prospectus Dated:

  Service Unit                 September 30, 1995
  151 Farmington Avenue
  Hartford, Connecticut 06156-8027
  Telephone: 1-800-531-4547
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               AETNA GROWTH PLUS
--------------------------------------------------------------------------------

  This Prospectus describes the Aetna Growth Plus variable deferred annuity contracts ("Contracts") to be issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts allow individuals to accumulate values and elect payment of annuity benefits on a fixed or a variable basis. Group Contracts are offered to certain broker-dealers which have agreed to act as Distributors of the Contracts. See "Contract Purchase--Distribution." Individuals who have established accounts with those broker-dealers are eligible to participate in the Contract. Individual Contracts are offered only in those states where the group Contracts are not authorized for sale.

  The Contracts are not designed for retirement plans that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"); however, the Contracts may be available for use under Section 408(b) of the Code as Individual Retirement Annuities. See "Contract Purchase--How to Purchase" and "Tax Status."

  The securities offered in this Prospectus will be distributed through Aetna Life Insurance and Annuity Company as the Underwriter and by registered broker dealers selected by it as Distributors. See "Contract Purchase--Distribution."

  Purchase Payments received under the Contracts on behalf of persons participating under group Contracts or individual Contract owners (collectively, "Certificate Holders") will be allocated at the Certificate Holder's direction to variable funding options or to a credited interest option for accumulation of values for the Certificate Holder's Account. Amounts allocated to the variable funding options will be deposited in a separate account of the Company, Variable Annuity Account B (the "Separate Account"), for investment in the variable funding options.

  This Prospectus is intended to describe the Contract provisions relating to the variable funding options (the "Funds") and the fees and expenses that may be charged in connection with investment in the Separate Account. Information with respect to the credited interest option, the ALIAC Guaranteed Account (Guaranteed Account), is included in the Appendix to this Prospectus and in the prospectus for the ALIAC Guaranteed Account which should accompany this Prospectus. The ALIAC Guaranteed Account is offered only in those jurisdictions where it has been qualified for sale.

  The following investment series of the Insurance Management Series ("Trust"), a Massachusetts business trust that is not affiliated with the Company, are available as variable funding options under the
  Contract:

    .Equity Growth and Income Fund
    .Utility Fund
    .Prime Money Fund
    .U.S. Government Bond Fund
    .Corporate Bond Fund
    .International Stock Fund
    .Growth Stock Fund

  Information about the Funds is found in "The Funds," and in the prospectus for the Trust which must accompany this Prospectus.

  THE PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT FUND PROSPECTUS AND THE CURRENT ALIAC GUARANTEED ACCOUNT PROSPECTUS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

  THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH OFFERS OF THE SECURITIES DESCRIBED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS AND THE SEPARATE ACCOUNT THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVEST-ING. ADDITIONAL INFORMATION IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFOR-MATION ("SAI") DATED SEPTEMBER 30, 1995, WHICH HAS BEEN FILED WITH THE SECURI-TIES AND EXCHANGE COMMISSION (THE "SEC") AND IS INCORPORATED HEREIN BY REFER-ENCE. THE TABLE OF CONTENTS FOR THE SAI IS FOUND IN THIS PROSPECTUS. AN SAI MAY BE OBTAINED WITHOUT CHARGE BY CALLING 1-800-531-4547.

                               TABLE OF CONTENTS

                                                                            Page
GLOSSARY OF TERMS..........................................................   4
PROSPECTUS SUMMARY.........................................................   6
FEE TABLE..................................................................   8
PERFORMANCE DATA...........................................................  12
THE COMPANY................................................................  13
VARIABLE ANNUITY ACCOUNT B.................................................  13
THE FUNDS..................................................................  13
 General...................................................................  13
 Mixed and Shared Funding..................................................  14
 The Adviser...............................................................  15
 Fund Additions, Limitations and Substitutions.............................  15
CONTRACT PURCHASE..........................................................  15
 How to Purchase...........................................................  15
 Designations of Beneficiary and Annuitant.................................  17
 Distribution..............................................................  17
CERTIFICATE HOLDER'S ACCOUNT VALUE.........................................  17
 Accumulation Units........................................................  17
 Net Investment Factor.....................................................  18
CONTRACT RIGHTS............................................................  18
 Right to Cancel...........................................................  18
 Rights to the Contract and Account........................................  18
 Joint Certificate Holders.................................................  18
 Transfers Among Investment Options........................................  19
 Dollar Cost Averaging Program.............................................  19
 Account Rebalancing Program...............................................  19
 Withdrawals...............................................................  20
CHARGES AND DEDUCTIONS.....................................................  21
 Maintenance Charge........................................................  21
 Mortality and Expense Risk Charge.........................................  21
 Administrative Charge.....................................................  21
 Transfer Charges..........................................................  22
 Deferred Sales Charge.....................................................  22
 Fund Expenses.............................................................  23

                                                                            Page
 Premium Tax...............................................................  23
 Commissions and Distribution Expenses.....................................  24
ADDITIONAL WITHDRAWAL OPTIONS..............................................  24
 General...................................................................  24
 Estate Conservation Option................................................  25
 Systematic Withdrawal Option..............................................  25
ANNUITY PERIOD.............................................................  25
 Annuity Period Elections..................................................  25
 Annuity Options...........................................................  26
DEATH BENEFITS.............................................................  27
 Death of the Certificate Holder Prior to
 the Annuity Date..........................................................  27
 Death Benefit Amount Prior to the Annuity Date............................  27
 Payment Methods for Death Before Annuity Date.............................  29
 Death of Certificate Holder on
 or After the Annuity Date.................................................  29
 Death of the Annuitant....................................................  29
TAX STATUS.................................................................  30
 Introduction..............................................................  30
 Taxation of the Company...................................................  30
 Tax Status of the Contract................................................  30
 Taxation of Annuities.....................................................  31
 Contracts.................................................................  33
 Withholding...............................................................  33
 Possible Changes in Taxation..............................................  33
 Other Tax Consequences....................................................  33
MISCELLANEOUS..............................................................  34
 Voting Rights.............................................................  34
 Modification of the Contract..............................................  34
 Transfer of Ownership--Assignment.........................................  35
 Certificate Holder Inquiries..............................................  35
 Telephone Transfers.......................................................  35
 Legal Proceedings.........................................................  35
 Legal Matters.............................................................  35
TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION...................  36
APPENDIX A--ALIAC GUARANTEED ACCOUNT.......................................  37

                               GLOSSARY OF TERMS

As used in this prospectus, the following terms have the meanings shown.

ACCUMULATION PERIOD: The period during which one or more Net Purchase Payments applied to a Certificate Holder's Account accumulate(s) to provide future Annuity payments.

ACCUMULATION UNIT: A measure of the net investment results for each variable investment option during the Accumulation Period. The Accumulation Units for the applicable Funds are used to calculate the value of a Certificate Holder's Account invested in the Separate Account during the Accumulation Period.

ADJUSTED ACCOUNT VALUE: For any Valuation Period, the Certificate Holder's Account Value, plus or minus the Certificate Holder's aggregate ALIAC Guaranteed Account market value adjustment, if applied during that period.

ADVISER: Federated Advisers, the investment adviser of the Funds.

ALIAC GUARANTEED ACCOUNT: The ALIAC Guaranteed Account, a credited interest option offered as a funding option under the Contract, guaranteeing specified rates of interest for specified periods of time.

ANNUITANT: The natural person on whose life an Annuity payment is based.

ANNUITY: A series of payments made for life, a definite period, or a combination of the two.

ANNUITY DATE: The date on which Annuity payments commence under an Annuity
Option.

ANNUITY OPTIONS: Annuity payment methods available during the Annuity Period.

ANNUITY PERIOD: The period of time during which Annuity payments are made.

ANNUITY UNIT: A measure of the net investment results for each variable investment option during the Annuity Period. Annuity Units are used to calculate the amount of each variable Annuity payment.

BENEFICIARY: The person(s) entitled to receive any death benefit under the Certificate Holder's Account. See "Death Benefits."

CERTIFICATE: The document issued to a Certificate Holder under a group Contract to evidence the Certificate Holder's interest in the Contract.

CERTIFICATE HOLDER: A person who acquires an interest in a group Contract or who purchases an individual Contract. A Certificate Holder's spouse may have an interest in the same Certificate Holder's Account, as a joint Certificate Holder. References to "Certificate Holder" in this prospectus mean both of the Certificate Holders on joint accounts. See "Contract Purchase--How to Purchase--Joint Certificate Holders."

CERTIFICATE HOLDER'S ACCOUNT: A record established for each Certificate Holder to maintain values under a Contract during the Accumulation Period.

CERTIFICATE HOLDER'S ACCOUNT VALUE: The dollar value as of any Valuation Period of all amounts accumulated in a Certificate Holder's Account, including the value of the Certificate Holder's Accumulation Units, ALIAC Guaranteed Account, if any, and amounts deposited pursuant to the guaranteed death benefit, when applicable.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY: Aetna Life Insurance and Annuity Company, also referred to as "We" or "Us."

CONTRACT HOLDER: The entity to which a group Contract is issued and the individual who has purchased an individual Contract.

CONTRACTS: Group variable deferred annuity contracts and individual variable deferred annuity contracts which are offered by this prospectus.

DISTRIBUTORS: The registered broker-dealers which have entered into selling agreements with the Underwriter to distribute interests in the Contracts. The Underwriter may also serve as a Distributor.

EFFECTIVE DATE: The date a Certificate is issued to a Certificate Holder or the date the Contract is issued to an individual Contract Holder.

FUNDS: The mutual funds offered as variable options for the accumulation of values under the Contracts.

GENERAL ACCOUNT: The account into which all Company assets not held in separate accounts are deposited. The General Account is subject to all liabilities of the Company.

GROUP CONTRACT HOLDER: The entity to which a group contract is issued.

HOME OFFICE: Our principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

INDIVIDUAL RETIREMENT ANNUITY: A Certificate Holder's Account which is established so that it qualifies for special tax treatment under Section 408(b) of the Code.

MARKET VALUE ADJUSTMENT (MVA): an amount deducted or added to amounts withdrawn early from the ALIAC Guaranteed Account to reflect changes in the market value of the investment since the date of deposit. See the Appendix and the prospectus for the Guaranteed Account for a discussion of how the market value adjustment is actually calculated.

NASD: National Association of Securities Dealers, Inc.

NET PURCHASE PAYMENT: The Purchase Payment less premium taxes, if applicable.

1940 ACT: The Investment Company Act of 1940, as amended.

PURCHASE PAYMENT: The gross payment made to a Certificate Holder's Account pursuant to the terms of the Contract. The Company reserves the right to refuse to accept any Purchase Payment at any time for any reason.

REGISTERED REPRESENTATIVE: The individual who is registered with the Distributor to offer and sell securities and to sell variable annuity contracts. See "Contract Purchase--Distribution."

SEC: Securities and Exchange Commission.

SEPARATE ACCOUNT: Variable Annuity Account B, an account where assets are segregated from other assets of the Company. The Separate Account holds shares of the Funds acquired as funding options under the Contracts.

UNDERWRITER: The registered broker-dealer which contracts with other registered broker-dealers to offer and sell the Contracts. The Company will serve as Underwriter.

VALUATION PERIOD: The period of time for which a Fund determines its net asset value, usually from 4:15 p.m. Eastern time each day the New York Stock Exchange is open until 4:15 p.m. the next such business day, or such other day that one or more of the Funds determines its net asset value.

VALUATION RESERVE: A reserve established pursuant to the insurance laws of the state of Connecticut to measure voting rights during the Annuity Period. It also measures the value of a commutation right under the "Payments For a Stated Period of Time" Annuity Option when elected on a variable basis.

VARIABLE ANNUITY CONTRACT: An annuity contract providing for the accumulation of values and/or for Annuity payments, which vary in amount based on investment results.

                              PROSPECTUS SUMMARY

CONTRACTS

The Contracts described in this Prospectus are designed to provide retirement benefits. The Contracts described in this prospectus are group variable deferred annuity contracts under which accounts are established for persons in the group. Individual variable deferred annuity contracts will be issued where required in certain states. Persons participating under a group contract and individuals acquiring individual contracts are all referred to as "Certificate Holders."

The Contracts allow for one or more Purchase Payments to be made. The minimum initial Purchase Payment is $1,500 and additional Purchase Payments must be at least $500 or, if paid by automatic check plan, $50 per month. See "Contract Purchase--How to Purchase."

Joint Certificate Holders are allowed, except for Contracts acquired by individuals for purposes of establishing an Individual Retirement Annuity under Sections 408(a) or 408(b) of the Code. A joint Certificate Holder must be the spouse of the other joint Certificate Holder (unless otherwise prohibited by state law). See "Contract Purchase--How to Purchase--Joint Certificate Holders."

A Contract is issued to a group Contract Holder once we receive a completed master application form. An account is established for an individual under the Group Contract by completing an enrollment form and any other required forms and forwarding them with the Purchase Payment to the Registered Representative or the Underwriter. Upon acceptance, a Certificate is issued for each account under the group Contract. In those states where an individual Contract is offered, an individual applies for a Contract by completing an individual Contract application and submitting it with the Purchase Payment to his or her Registered Representative or the Underwriter.

WITHDRAWAL

A Certificate Holder may redeem all or a portion of his or her Certificate Holder's Account Value during the Accumulation Period by completing the Company's withdrawal request form. The maximum deferred sales charge that could be assessed on a full or partial withdrawal is 7% of each Net Purchase Payment. In no event may aggregate charges for deferred sales charges assessed against a Certificate Holder exceed 8.5% of the Certificate Holder's aggregate Purchase Payments. Amounts withdrawn from the ALIAC Guaranteed Account may be subject to a market value adjustment. See "Charges and Deductions--Deferred Sales Charge" and the Appendix. A 10% federal penalty tax may also be imposed on the taxable portion withdrawn. See "Tax Status."

GUARANTEED DEATH BENEFIT

The Contracts contain a death benefit feature. Upon the death of the Certificate Holder, and subject to certain conditions, the Certificate Holder's Account Value may be increased. If the Certificate Holder is a non-natural person, the death benefit is paid upon the death of the Annuitant. See "Death Benefits."

CONTRACT CHARGES

Certain charges are associated with these Contracts, for example, deferred sales charges, mortality and expense risk charges, administrative charges, fund expenses, transfer charges, maintenance charges and premium taxes. See "Charges and Deductions."

SEPARATE ACCOUNT

Variable Annuity Account B is a separate account established by the Company and registered as a unit investment trust under the 1940 Act. The Company holds title to the assets held in the Separate Account. The assets of the Separate Account shall not be charged with other Company liabilities. Separate Account assets attributable to the Contract are invested in shares of one or more of the Funds. See "The Company," "Variable Annuity Account B" and "The Funds."

FREE LOOK PROVISION

The Certificate Holder may cancel his or her interest in the Contract within ten days after receiving the Certificate or Contract or as otherwise provided by state law. Unless state law requires otherwise, the amount the Certificate Holder will receive on cancellation under this provision may reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of the Purchase Payments. For Individual Retirement Annuities, the full Purchase Payment will be refunded. See "Contract Rights--Right to Cancel."

                                   FEE TABLE
                  (Based on the year ended December 31, 1994)

THE PURPOSE OF THE FEE TABLE IS TO ASSIST CERTIFICATE HOLDERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT WILL BE BORNE, DIRECTLY OR INDIRECTLY, UNDER THE CONTRACT. THE INFORMATION LISTED REFLECTS THE CHARGES DUE UNDER THE CONTRACT AS WELL AS THE FEES AND EXPENSES DEDUCTED FROM THE FUNDS. ADDITIONAL INFORMATION REGARDING THE CHARGES AND DEDUCTIONS ASSESSED UNDER THE CONTRACT CAN BE FOUND UNDER "CHARGES AND DEDUCTIONS" IN THIS PROSPECTUS. CHARGES AND EXPENSES SHOWN DO NOT TAKE INTO ACCOUNT PREMIUM TAXES THAT MAY BE APPLICABLE.


CERTIFICATE HOLDER TRANSACTION EXPENSES

Deferred Sales Charge (as a percentage of each Net Purchase Payment deposited)(/1/)

             YEARS FROM RECEIPT OF           DEFERRED SALES
             NET PURCHASE PAYMENT             CHARGE(/2/)
             Less than 1 year                      7%
             1 year or more but less than 2        6%
             2 years or more but less than 3       5%
             3 years or more but less than 4       4%
             4 years or more but less than 5       3%
             5 years or more but less than 6       2%
             6 years or more but less than 7       1%
             7 years or more                       0%

Annual Maintenance Charge(/3/)               $30.00
Transfer Fee(/4/)                            $ 0.00

SEPARATE ACCOUNT ANNUAL EXPENSES -- VARIABLE OPTION ONLY

Deductions are made from the Separate Account during both the Accumulation Period and the Annuity Period and are the daily equivalent of the annual effective percentage shown in the following chart:

During the Accumulation Period:
 Administrative Charge                        0.15%
 Mortality and Expense Risk Charge            1.25%
                                              -----
 Total Separate Account Annual
  Charges                                     1.40%
                                              =====
During the Annuity Period:
 Administrative Charge(/5/)                   0.00%
 Mortality and Expense Risk Charge            1.25%
                                              -----
 Total Separate Account Annual Charges        1.25%
                                              =====

--------
(/1/) The total amount deducted for the deferred sales charge will not exceed
      8.5% of the aggregate Purchase Payments made to the Certificate Holder's Account. See "Charges and Deductions --Deferred Sales Charge," for a description of the deferred sales charge and instances in which this charge may be waived.
(/2/) Reduced charges apply to Purchase Payments in excess of $1.5 million. (/3/) The maintenance charge is only charged during the Accumulation Period and is waived when the Certificate Holder's Account is $50,000 or more on the date the maintenance charge is due. A maintenance charge is also deducted upon withdrawal of the Certificate Holder's entire Account Value. See "Charges and Deductions -- Maintenance Charge."
(/4/) The Company currently allows an unlimited number of transfers without charge. However, we reserve the right to assess a fee of $10 for each transfer in excess of 12 per year. See "Charges and Deductions -- Transfer Charges."
(/5/) The Company does not currently impose an administrative charge during the Annuity Period. The Company does, however, reserve the right to deduct, on a daily basis, a charge of not more than 0.25% per year from the Separate Account during such period. See "Charges and Deductions -- Administrative Charge."

MUTUAL FUND ANNUAL EXPENSES
---------------------------

(As a percentage of average net assets based on figures that are estimated):

                                                            TOTAL MUTUAL FUND
                                                             ANNUAL EXPENSES
                              INVESTMENT     OTHER EXPENSES (AFTER FEE WAIVER
                          ADVISORY FEE(/1/)  (AFTER EXPENSE  AND/OR EXPENSE
                          (AFTER FEE WAIVER) REIMBURSEMENT)  REIMBURSEMENT)
                          ------------------ -------------- -----------------
Equity Growth and Income
 Fund(/2/)                      0.00%            0.85%            0.85%
Utility Fund(/2/)               0.00%            0.85%            0.85%
Prime Money Fund(/2/)           0.00%            0.80%            0.80%
U.S. Government Bond
 Fund(/2/)                      0.00%            0.80%            0.80%
Corporate Bond Fund(/2/)        0.00%            0.80%            0.80%
International Stock
 Fund(/3/)                      0.52%            0.73%            1.25%
Growth Stock Fund(/4/)          0.00%            0.85%            0.85%

--------
(/1/) The Adviser has agreed to reimburse the Company for certain costs incurred in connection with administering the Funds by payment of an amount based on assets in the Funds attributable to the Contracts. These amounts are not charged to the Funds or Certificate Holders, but are paid from other assets of the Adviser.

(/2/) The Fund's Adviser has agreed to waive all or a portion of its advisory fee and reimburse certain expenses so that the total annual expenses for the Equity Growth and Income Fund and the Utility Fund would not exceed 0.85% of average net assets, and the total annual expenses for the Prime Money Fund, the U.S. Government Bond Fund and the Corporate Bond Fund would not exceed 0.80% of average net assets. Without this waiver and reimbursement, the maximum advisory fees and the maximum total annual expenses for the Funds, respectively, would have been 0.75% and 25.96% for the Equity Growth and Income Fund, 0.75% and 55.43% for the Utility Fund, 0.50% and 72.54% for the Prime Money Fund, 0.60% and 33.35% for the U.S. Government Bond Fund, and 0.60% and 10.42% for the Corporate Bond Fund. The Adviser can terminate this voluntary waiver or reimbursement of expenses at any time at its sole discretion.

(/3/) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 1.00%. The Total Fund Annual Expenses are estimated to be 1.73% absent the anticipated voluntary waiver of a portion of the management fee. Total Fund Annual Expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1995. During the course of this period, expenses may be more or less than the average amount shown.

(/4/) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of the management fee. The Adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%. The Total Fund Annual Expenses are estimated to be 5.81% absent the anticipated voluntary waiver of the management fee and the anticipated voluntary reimbursement of certain other operating expenses. Total Fund Annual Expenses are estimated based on average expenses expected to be incurred during the period ending December 31, 1995. During the course of this period, expenses may be more or less than the average amount shown.

HYPOTHETICAL ILLUSTRATION (EXAMPLE)
-----------------------------------

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Assuming a 5% annual return on assets, the Certificate Holder would have paid the following expenses on a $1,000 investment(/1/):

                                             For a complete withdrawal at    If no withdrawal is made, or if
                                             the end of the applicable time  the Certificate Holder
                                             period:                         annuitizes:
                                             1 year 3 years 5 years 10 years 1 year 3 years 5 years 10 years
                                             ------ ------- ------- -------- ------ ------- ------- --------
Equity Growth and Income Fund                 $85    $115    $146     $264    $23    $ 72    $123     $264
Utility Fund                                  $85    $115    $146     $264    $23    $ 72    $123     $264
Prime Money Fund                              $85    $114    $144     $259    $23    $ 71    $121     $259
U.S. Government Bond Fund                     $85    $114    $144     $259    $23    $ 71    $121     $259
Corporate Bond Fund                           $85    $114    $144     $259    $23    $ 71    $121     $259
International Stock Fund                      $89    $154    $193     $331    $27    $111    $170     $331
Growth Stock Fund                             $85    $115    $146     $264    $23    $ 72    $123     $264

--------
(/1/) The illustration reflects the $30.00 annual maintenance charge as an annual charge of 0.058% of assets.

                        CONDENSED FINANCIAL INFORMATION

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1994 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1994, AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                               1994
                                                           -------------
IMS EQUITY GROWTH AND INCOME FUND

Value at beginning of period                               $10.000
Value at end of period                                     $ 9.838
Increase (decrease) in value of accumulation units(/1/)     (1.62)%(/2/)
Number of accumulation units outstanding at end of period        188,708

IMS UTILITY FUND

Value at beginning of period                               $10.000
Value at end of period                                     $ 9.881
Increase (decrease) in value of accumulation units(/1/)     (1.19)%(/2/)
Number of accumulation units outstanding at end of period         41,191

IMS U.S. GOVERNMENT BOND FUND

Value at beginning of period                               $10.000
Value at end of period                                     $10.073
Increase (decrease) in value of accumulation units(/1/)      0.73%(/2/)
Number of accumulation units outstanding at end of period         12,714

IMS CORPORATE BOND FUND

Value at beginning of period                               $10.000
Value at end of period                                     $ 9.814
Increase (decrease) in value of accumulation units(/1/)     (1.86)%(/2/)
Number of accumulation units outstanding at end of period         31,309

(/1/) The above figures are calculated by subtracting the beginning Accumulation
      Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(/2/) Reflects less than a full year of performance activity. Funds were first received in this option during September 1994.

                               PERFORMANCE DATA

From time to time, the Company may advertise different types of historical performance for the variable funding options of the Separate Account available under the Contracts described in this Prospectus. The Company may advertise the "standardized average annual total returns" of the variable funding options, calculated in a manner prescribed by the SEC, as well as the "non-standardized return." Both methods are described below. Further information is contained in the SAI.

"Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the variable funding options under the Contract and then related to the ending redeemable values over the most recent one, five and ten-year periods (or fractional periods thereof). Standardized returns will reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, the annual maintenance fee, any administrative charge and any applicable deferred sales charge).

"Non-standardized return" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also included a three-year period.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's Composite 500 Stock Price Index and the Dow Jones Industrial Average or to the change in values of other management investment companies that have investment objectives similar to the Fund being compared.

The Company may publish in advertisements and reports to Certificate Holders the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect the Company's financial strength and/or claims-paying ability. We may also quote ranking services, such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS) which rank variable annuity or life subaccounts by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports including but not limited to, The Wall Street Journal, Money Magazine, USA Today and The VARDS (R) Report.

                                  THE COMPANY

Aetna Life Insurance and Annuity Company, the depositor for Variable Annuity Account B, is a stock life insurance company organized in 1976 under the laws of the State of Connecticut. As of December 31, 1994, the Company managed over $19.9 billion of assets. The Company is a wholly-owned subsidiary of Aetna Life and Casualty Company which, with its subsidiaries, constitutes one of the nation's largest diversified financial services organizations. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

                          VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company in 1976 under the insurance laws of the State of Connecticut. The Separate Account was formed the purpose of segregating assets attributable to the variable portions of Contracts from other assets of the Company. The Separate Account is registered as a unit investment trust under the 1940 Act, and meets the definition of "separate account" under federal securities laws.

Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business that the Company may conduct. Income, gains or losses of the Separate Account, realized or unrealized, are credited to or charged against the assets of the Separate Account, without regard to other income, gains or losses of the Company. All obligations of the Company arising under the Contracts are general corporate obligations of the Company.

                                   THE FUNDS

GENERAL

Certificate Holders can choose one or more of the Funds of the Insurance Management Series (the "Trust") as variable funding options under the Contract. The Trust is an open-end investment management company established under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated September 15, 1993. The Trust was formed as a series trust to provide funding options for variable life insurance policies and Variable Annuity Contracts. The Trust includes the following six separate investment portfolios (individually referred to as a "Fund" or collectively as the "Funds"), each having distinct investment objectives and policies:

EQUITY GROWTH AND INCOME FUND. The primary investment objective of the Fund is to achieve long-term growth of capital. The Fund's secondary objective is to provide income. The Fund pursues its investment objectives by investing, under normal circumstances, at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies generally are top-quality, established growth companies that, in the opinion of the Adviser, meet certain criteria.

UTILITY FUND. The investment objective of the Fund is to achieve high current income and moderate capital appreciation by investing primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in securities of utility companies.

PRIME MONEY FUND. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 397 days or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. An investment in this Fund is neither insured nor guaranteed by the U.S. government.

U.S. GOVERNMENT BOND FUND. The investment objective of the Fund is to provide current income. The Fund invests only in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed by the U.S. government, its agencies or instrumentalities and in certain collateralized mortgage obligations and repurchase agreements.

CORPORATE BOND FUND. The investment objective of the Fund is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities. The fixed-income securities in which the Fund intends to invest are lower-rated corporate debt obligations. Lower-rated corporate debt obligations are commonly known as "junk bonds" or "High Yield, High Risk Bonds" and involve a significant degree of risk (see the Trust's prospectus for a discussion of the risk factors involved in investing in lower-rated corporate debt obligations). Some of the fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

INTERNATIONAL STOCK FUND. The investment objective of the Fund is to seek a total return on its assets by investing at least 65% of its assets (and under normal market conditions, substantially all of its assets) in equity securities of issuers located in at least three different countries outside of the United States. Investing in non-U.S. securities carries substantial risks in addition to those associated with domestic investments. In an attempt to reduce some of these risks, the Fund diversifies its investments broadly among foreign countries, including both developed and developing countries. At least three countries will always be represented. Other risks may also be attributable to investments in developing countries due to less mature economies and less stable political systems. Investors should consult the Fund's prospectus for a discussion of these risks before investing.

GROWTH STOCK FUND. The investment objective of the Fund is capital appreciation. The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies with prospects for above-average growth in earnings and dividends or companies where significant fundamental changes are taking place. Equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks.

There is no assurance that the Funds will achieve their investment objectives. Certificate Holders bear the complete investment risk of investments in the Funds attributable to their Account.

Some of the above Funds may use instruments known as derivatives as part of their investment strategies, as described in their respective prospectuses. The use of certain derivatives such as inverse floaters and principal only debt instruments may involved higher risk of volatility to a Fund. The use of leverage in connection with derivatives can also increase risk of losses. See the prospectus for the Funds for a discussion of the risks associated with an investment in those funds.

More comprehensive information, including a discussion of potential risks, is found in the current prospectus for the Trust which is included with this prospectus. Additional prospectuses and the Statement of Additional Information can be obtained from your Registered Representative or by writing to us at our Home Office, Attention Service Unit, or by calling us at 1-800-531-4547.

MIXED AND SHARED FUNDING

Shares of the Funds are sold to us for allocation to our separate accounts established for the purpose of funding variable annuity contracts and also for purposes of funding variable life insurance contracts. This is referred to as "mixed funding." They are also used for allocation to separate accounts of insurance companies not affiliated with us for the same purpose (i.e., funding variable annuity contracts and variable life insurance policies). This is referred to as "shared funding."

It is conceivable that, in the future, it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in these Funds simultaneously, since the interests of such policy owners may differ. The Board of Trustees of the Trust has agreed to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

THE ADVISER

The Trust is managed by Federated Advisers, a Delaware business trust organized on April 11, 1989, with its principal place of business in Pittsburgh, Pennsylvania. Federated Advisers is a registered investment adviser under the Investment Advisers Act of 1940, as amended.

Prospective Certificate Holders should read the accompanying prospectus for the Trust carefully before investing. The Funds' prospectus may be obtained from your Registered Representative, a Distributor, or by calling 1-800-531-4547.

FUND ADDITIONS, LIMITATIONS AND SUBSTITUTIONS

We may, from time to time, add additional mutual funds as eligible variable funding options under the Contracts. In such event, the Certificate Holder may be permitted to select from these other funds, subject to any conditions that may be imposed in connection with these options.

The Company's current policy is to allow all of the Funds noted above to be used as investment options during the Annuity Period. However, the Company has reserved the right to limit which Funds can be used as investment options during the Annuity Period. Currently, a Certificate Holder may elect no more than four funding options during the Annuity Period. See "Annuity Period Elections."

If the shares of any Fund should no longer be available for investment by the Separate Account or if in the judgment of the Company, further investment in such shares should become inappropriate in view of the purpose of the Contract, we may cease to make such Fund shares available for investment under the Contract prospectively. The Company may, alternatively, substitute shares of another Fund for shares already acquired. The Company reserves the right to substitute shares of another Fund for shares already acquired without a proxy vote. Any elimination, substitution or addition of Funds will be done in accordance with applicable state and federal securities laws.

                               CONTRACT PURCHASE

HOW TO PURCHASE

GROUP CONTRACTS -- The person to which a group contract will be issued will execute a master application and return it to the Underwriter. The master application will then be delivered to the Company for its approval. Once the application is approved, the Contract will be issued and the Contract Holder will be entitled to exercise certain limited rights under the Contract. See "Contract Rights." Under certain circumstances, the person who would otherwise be the Contract Holder may designate a trustee or other third party to act as Contract Holder in its place subject to applicable insurance laws. In that event, the third party would exercise the Contract rights for the group Contract.

Eligible individuals who want to purchase an interest in a Contract as part of the group will fill out an enrollment form and return it with their initial Purchase Payment to their Registered Representative or to the Underwriter for delivery to the Company. Once the enrollment is accepted, a Certificate will be issued to the individual evidencing his or her interest in the group Contract.

INDIVIDUAL CONTRACTS -- Certain states will not allow a group Contract to be offered due to provisions in their insurance laws. In those states an individual Contract will be issued directly to the individuals instead of a Certificate. Individuals who want to purchase a Contract must fill out an application and return it with their initial Purchase Payment to their Registered Representative or to the Underwriter for delivery to the Company. Once the application is accepted, an individual Contract will be issued to the purchaser.

INDIVIDUAL RETIREMENT ANNUITIES -- The Contract has been approved by the Internal Revenue Service as a prototype for an Individual Retirement Annuity under Section 408(b) of the Code. Persons acquiring Contracts for Individual Retirement Annuities may do so by transferring amounts previously accumulated (rollover amounts) under another Individual Retirement Annuity, an Individual Retirement Account (as defined by the Code), or a retirement plan qualified under Section 401 or 403 of the Code or by making contributions. Once the application is accepted and the initial amount is credited to the Certificate Holder's Account, subsequent Purchase Payments may be made either by contributions (subject to the requirements of the Code) or by rolling over additional amounts from other appropriate plans. Certificate Holders making any contributions to Individual Retirement Annuities are urged to consult with their tax advisers to determine if the payments meet the conditions for contributions under the Code. See "Tax Status."

CERTIFICATE HOLDERS -- The term "Certificate Holders," as used in this Prospectus, includes individuals purchasing an interest in the Contract as part of a group and individuals who acquire individual Contracts. Generally, Certificate Holders must be natural persons. The maximum issue age for a Certificate Holder is 90; however, tax laws or some state laws may limit issuance to persons younger than 90.

JOINT CERTIFICATE HOLDERS -- Contracts may be purchased by spouses as joint Certificate Holders. Tax laws prohibit the purchase as joint Certificate Holders of Individual Retirement Annuities. See "Tax Status" and "Contract Rights."

REJECTION -- Any application or enrollment form and Purchase Payment tendered by a prospective Certificate Holder may be rejected for any reason by the Company. The Company will also return any forms that are incomplete or that do not include sufficient information to set up a Certificate Holder's Account, unless the forms are completed within five business days from the date the Company receives them, or unless the prospective Certificate Holder consents to the forms being held for a longer period of time. Initial payments held for longer than the five business days will be deposited in the Prime Money Fund until the forms are completed. All forms that are rejected will be returned with a refund of all Purchase Payments submitted with them.

MINIMUM PURCHASE PAYMENTS -- The minimum initial Purchase Payment is $1,500. Additional Purchase Payments must be at least $500, or if made by automatic check plan, $50 per month.

ADDITIONAL PURCHASE PAYMENTS -- Additional Purchase Payments may be made subject to the terms and conditions published at the time the Purchase Payment is tendered. The Company reserves the right to limit the total dollar amount it will accept or to reject any Purchase Payment without advance notice. A Purchase Payment of more than $500,000 will be allowed only with the Company's express consent. Additional payments may be delivered to your Registered Representative or sent directly to the Underwriter at the Company's Home Office, Attention: Service Unit.

CREDITING OF PURCHASE PAYMENTS -- Once the application or enrollment form is accepted, the initial Purchase Payment less any premium taxes required to be deducted at that time, is credited to the Certificate Holder's Account. See "Charges and Deductions--Premium Tax."

The Certificate Holder may elect to have each Net Purchase Payment accumulate
(a) on a variable basis by investing in shares of one or more of the Funds;
(b) under the ALIAC Guaranteed Account; or (c) by a combination of (a) and
(b). Net Purchase Payments allocated to the Funds will be deposited in the Separate Account. Net Purchase Payments must be allocated in terms of whole percentages.

Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, unless new allocation instructions are received with the Purchase Payment.

DESIGNATIONS OF BENEFICIARY AND ANNUITANT

The Certificate Holder designates the Beneficiary and the Annuitant on the enrollment or application form. For an Individual Retirement Annuity, the Certificate Holder must be the Annuitant. For all other Contracts, the Certificate Holder may, (but need not), select a different person as the Annuitant. See "Contract Rights--Rights to the Contract and Account."

DISTRIBUTION

The Company will serve as Underwriter for the securities sold by this Prospectus. The Underwriter is registered as a broker-dealer with the SEC and is a member of the NASD. As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors") to offer and sell the Contracts. The Underwriter and one or more affiliates may also sell the Contracts directly. See "Charges and Deductions--Commissions and Distribution Expenses."

Registered Representatives of the Distributor will offer and sell Contracts on behalf of the Distributor. All Registered Representatives for the Distributors will also be licensed as insurance agents to sell Variable Annuity Contracts.

Federated Securities Corp. ("FSC"), an affiliate of the Adviser, may enter into agreements with some of the Distributors to provide services to customers in connection with the Funds acquired through the Contracts. These services will include providing customers with information concerning the Funds, their investment objectives, policies and limitations; portfolio securities; performance, responding to customer inquiries and providing such other services as the parties may agree. Fees for these services may be based on the total number of assets in the Funds attributable to the Distributors' customers.

                      CERTIFICATE HOLDER'S ACCOUNT VALUE

ACCUMULATION UNITS

A Net Purchase Payment that is allocated to one or more of the Funds is credited to the Certificate Holder's Account in the form of Accumulation Units in the Separate Account. The number of Accumulation Units credited is determined by dividing the applicable portion of the Net Purchase Payment by that Contract's Accumulation Unit value of the appropriate Fund. The Accumulation Unit value used is computed for the Valuation Period in which the Purchase Payment and a completed application or enrollment form are received at the Home Office and accepted by the Company. Accumulation Units will be credited within two business days of the initial application. Subsequent Purchase Payments, if any, will be credited at the Accumulation Unit value next determined following receipt of the payment. Shares in the Funds are purchased by the Separate Account at the net asset value next determined by the Fund following receipt of Net Purchase Payments by the Separate Account, which will be no later than one business day following the purchase of the Accumulation Units attributable to the Funds. The value of Accumulation Units attributable to the Funds will be affected by the investment performance, expenses and charges of those Funds. Generally, if the net asset value of the fund increases, so does the Accumulation Unit value; however, performance of the Separate Account is reduced by charges and deductions under the Contract.

Accumulation Units are valued separately for each Fund. Therefore, if the Certificate Holder elects to have a Net Purchase Payment invested in a combination of Funds, the Certificate Holder will have Accumulation Units credited from more than one source. The value of the Certificate Holder's Account as of the most recent Valuation Period is determined by adding the value of any Accumulation Units attributed to the Fund(s) to the value of any amounts attributed to the ALIAC Guaranteed Account.

NET INVESTMENT FACTOR

The value of an Accumulation Unit for any Valuation Period is calculated by multiplying the Accumulation Unit value for the immediately preceding Valuation Period by the net investment factor of the appropriate investment option for the current period.

The net investment factor is calculated separately for each Fund in which assets of the Separate Account are invested. It is determined by adding
1.0000000 to the net investment rate.

The net investment rate equals (a) the net assets of the Fund held by the Separate Account at the end of a Valuation Period, minus (b) the net assets of the Fund held by the Separate Account at the beginning of a Valuation Period, plus or minus (c) taxes or provision for taxes, if any, attributable to the operation of the Separate Account divided by (d) the value of the Fund's Accumulation and Annuity Units held by the Separate Account at the beginning of the Valuation Period, minus (e) a daily charge at the annual effective rate of 1.25% for mortality and expense risks, and a daily administrative expense charge at the annual effective rate of 0.15% during the Accumulation Period and up to 0.25% during the Annuity Period. The net investment rate may be more or less than zero percent (0%).

                                CONTRACT RIGHTS

RIGHT TO CANCEL

A Contract Holder may cancel the Contract no later than ten days after receiving it from the Company by returning the Contract to the Company, or to the person from whom the Contract was purchased, with a written notice of cancellation. A Certificate Holder under a Group Contract may cancel his or her interest in a Contract no later than ten days after receiving the Certificate from the Company, by returning the Certificate to the Company with a written notice of cancellation. Certain state laws provide a longer period of time to exercise these cancellation rights. The Contract or Certificate will state the period of time for which a right to cancel may be exercised. The Company we will produce a refund not later than seven calendar days after we receive the Contract or Certificate and the written notice of cancellation at our Home Office. Unless applicable state law requires a refund of the Purchase Payments, the Purchase Payments plus any increase or minus any decrease in the value attributable to the Purchase Payments allocated to the variable option(s) will be refunded. For Individual Retirement Annuities, the Purchase Payments will be refunded.

RIGHTS TO THE CONTRACT AND ACCOUNT

The Contract Holder has title to the Contract and has the right to accept or reject any modifications to the Contract. For group Contracts, this is the only right the Contract Holder has. All other rights, specifically those relating to the Certificate Holder's Account under the Contract, are held by the Certificate Holder. Certificate Holders' rights are subject to rights of any assignee under an assignment filed with the Company and to the rights of any irrevocably named beneficiary.

JOINT CERTIFICATE HOLDERS

Two individuals may have an interest in the same Certificate Holder's Account as Joint Certificate Holders. See "Contract Purchase--How to Purchase--Joint Certificate Holders." Joint Certificate Holders have equal rights under the Contract and with respect to their Certificate Holder's Account. On the death of a Joint Certificate Holder prior to the Annuity Date, the surviving Certificate Holder may retain all ownership rights under the Contract or elect to have the proceeds distributed. See "Death

Benefits." All rights under the Contract must be exercised by both Joint Certificate Holders except, at the Company's discretion, one Joint Certificate Holder can elect investment options after the account has been established.

TRANSFERS AMONG INVESTMENT OPTIONS

The Company currently allows unlimited transfers of accumulated amounts to available investment options during the Accumulation Period; however, it reserves the right to charge if more than 12 transfers are made in a calendar year. See "Charges and Deductions--Transfer Charges." The Company reserves the right to establish a minimum transfer amount. Unless the transfer is made from the one-year term in connection with the Dollar Cost Averaging Program (where regulatory approval has been received), transfers from the ALIAC Guaranteed Account will be subject to a market value adjustment, if applicable. (See "Dollar Cost Averaging Program" below, as well as the Appendix and the prospectus for the ALIAC Guaranteed Account.) Any transfer will be based on the Accumulation Unit value next determined after the Company receives a valid request at its Home Office. During the Annuity Period, transfers are not available.

DOLLAR COST AVERAGING PROGRAM

Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. It is based on the economic fact that buying a variably priced item with a constant sum of money at fixed intervals affords the buyer the opportunity to automatically buy more of that item when prices are low and less of it when prices are high, thus reducing the average cost per item. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. Certificate Holders should consider their financial ability to continue purchases through periods of low price levels.

The Dollar Cost Averaging Program permits Certificate Holders to systematically transfer amounts from any of the variable funding options and the one-year Guaranteed Account Term, to any of the variable investment options. Where state regulatory approval has been received, a market value adjustment will not be applied to Dollar Cost Averaging transfers from the one-year Guaranteed Account Term. Consult your representative to determine whether the waiver is approved in your state. (See the Appendix for a discussion of the restrictions and features attributable to the ALIAC Guaranteed Account.)

You must have an Account Value of at least $5,000 to participate in the Dollar Cost Averaging Program. The minimum amount that may be transferred into a particular variable funding option is $50. DCA can be elected at any time during the Accumulation Period by completing the DCA section of the application or by completing a DCA Election Form available from the Company at its Home Office. All DCA transfers will be made on the 15th of each month (or the next Valuation Period, if applicable). Any transfer made under the DCA program will not affect any transfer limitations imposed under the Contract. A Certificate Holder may terminate the Dollar Cost Averaging program at any time. The Company reserves the right to modify or terminate the DCA program at any time.

Dollar Cost Averaging is not available to individuals who have elected the Systematic Withdrawal Option or the Account Rebalancing Program (described below).

ACCOUNT REBALANCING PROGRAM

The Account Rebalancing Program allows Certificate Holders to have portions of their Account automatically reallocated annually to a specified percentage. Only those Purchase Payments accumulating in the variable funding options can be rebalanced. Certificate Holders may participate in this program by completing the Account Rebalancing Section of the Contract Application, or by requesting the service in writing from the Company's Home Office.

Account Rebalancing is not available to Certificate Holders who have elected the Dollar Cost Averaging Program.

Account Rebalancing does not ensure a profit nor guarantee against loss in a declining market.

WITHDRAWALS

The Certificate Holder may withdraw all or a portion of his or her Certificate Holder's Account during the Accumulation Period by properly completing a withdrawal request form provided by us and sending it to our Home Office. The following types of withdrawals may be requested:

  . Full Withdrawal: The Adjusted Account Value minus any applicable deferred sales charge and maintenance fee.

  . Partial Withdrawal (Percentage): The percentage of the Adjusted Account
    Value requested minus any applicable deferred sales charge.

  . Partial Withdrawal (Specified Dollar Amount): The dollar amount requested. However, the amount withdrawn from the Certificate Holder's Account Value will equal the dollar amount requested plus any applicable deferred sales charge, plus or minus any applicable market value adjustment.

The Company will pay all amounts based on the Certificate Holder's Account Value next computed after the request is received in the Home Office or at a later date, if specified. For any partial withdrawal, if instructions from the Certificate Holder are not provided, amounts are withdrawn on a pro rata basis from the Certificate Holder's interests in the Fund(s) and the ALIAC Guaranteed Account. See the Appendix for the treatment of amounts withdrawn from the ALIAC Guaranteed Account and see "Charges and Deductions--Deferred Sales Charge" for information regarding deferred sales charges. Amounts withdrawn may be subject to income taxes or withholding for taxes. See "Tax Status--Tax Treatment of Withdrawals."

The Company reserves the right to close out, upon 90 days written notice, any Certificate Holder's Account which has a value of $2,500 or less immediately following a partial withdrawal; provided an Individual Retirement Annuity may only be closed out when Purchase Payments have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If the Company closes out a Certificate Holder's Account, no deferred sales charge will be deducted. The Company does not intend to exercise this right in cases where the Certificate Holder's Account Value is reduced to $2,500 or less solely due to investment performance.

The Company's policy is to make payments for withdrawal requests, subject to SEC requirements, within seven calendar days after receipt of a properly completed withdrawal request form in its Home Office or within seven calendar days of the date the withdrawal request may specify. Payments may be delayed for: (a) any period in which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or in which trading on the Exchange is restricted; (b) any period in which an emergency exists where disposal of securities held by the Funds is not reasonably practicable or it is not reasonably practicable for the value of the assets of the Funds to be fairly determined; or (c) such other periods as the SEC by order may permit for the protection of Certificate Holders. The conditions under which restricted trading or an emergency exists will be determined by the rules and regulations of the SEC.

If a Certificate Holder has an account under more than one Contract issued within a calendar year by the Company or its affiliates, all accounts may have to be aggregated in determining the tax consequences of any amounts distributed to the Certificate Holder. See "Tax Status -- Multiple Contracts."

The Company reserves the right to defer payment of amounts requested to be withdrawn or transferred from the ALIAC Guaranteed Account for up to six months from the time a written request is received by the Company.

                            CHARGES AND DEDUCTIONS

This section describes the maximum charges that may be deducted for maintenance fees, administrative expenses, sales-related expenses and transfer charges. A description of mortality and expense risk charges and Fund expenses is also included.

MAINTENANCE CHARGE

We will deduct an annual maintenance charge of $30 from the Certificate Holder's Account Value during the Accumulation Period. This charge is to reimburse us for administrative expenses relating to the establishment and maintenance of the Certificate Holder's Account. We will deduct the charge on the anniversary of the Effective Date (or the next valuation date, if the anniversary is not a valuation date). The charge is also deducted upon withdrawal of the entire Certificate Holder's Account. The fee is deducted proportionately from each investment option used, including the ALIAC Guaranteed Account.

We will not deduct a maintenance charge when the Certificate Holder's Account is $50,000 or more on the day the maintenance charge is due.

MORTALITY AND EXPENSE RISK CHARGE

We make a daily deduction from the Separate Account for mortality and expense risks (insurance charges). The deduction, equal to the annual effective rate of 1.25% per year, is made as part of the calculation of Accumulation and Annuity Unit value(s).

The mortality risk charge is to compensate us for the risks we assume (a) for the death benefit and (b) when we promise to continue making lifetime payments according to annuity rates specified in our Contract. The expense risk charge is to compensate us for the risk that actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract. We hope to profit from the daily deduction for mortality and expense risks. Any such profit, as well as any other profit realized by us and held in our General Account (that supports insurance and annuity obligations), would be available for any proper corporate purpose, including, but not limited to, payment of sales and distribution expenses.

ADMINISTRATIVE CHARGE

During the Accumulation Period, we deduct a daily charge of 0.15% per year from the Separate Account. This charge is to reimburse us for expenses we incur in administering the Contract. Since the administrative charge is a percentage of the Separate Account there may be no relationship between the amount so deducted and the amount of expenses attributable to a Certificate Holder's Account. We do not profit from this charge.

An administrative charge will also be established for the Annuity Period equivalent to the charge in effect on the valuation date when annuitization begins. This charge will not exceed 0.25% per year, deducted on a daily basis from any variable portion of the benefit payments; however, through April 30, 1996, this charge is guaranteed to be zero percent (0%). Once an Annuity Option is elected and an administrative charge is established, we will not change the charge.

TRANSFER CHARGES

For each Certificate Holder's Account, unlimited transfers are allowed during the Accumulation Period. Twelve free transfers are allowed per calendar year without charge. Thereafter, the Company reserves the right to charge up to $10 for each additional transfer. If the charge is assessed, it will be deducted from the Certificate Holder's Account Value. During the Annuity Period, transfers are not available.

DEFERRED SALES CHARGE

The Certificate Holder may withdraw the Adjusted Account Value at any time; however, if all or any portion of the Adjusted Account Value is withdrawn during the Accumulation Period, a deferred sales charge may be deducted so that the Company may recover sales expenses.

A deferred sales charge only applies to the portion of a Certificate Holder's Account Value that represents Net Purchase Payments (not to any associated changes in value), and gradually decreases so that seven years after the date of receipt of a Net Purchase Payment, the charge associated with that payment is $0. To satisfy a partial withdrawal, amounts are withdrawn proportionately from each investment option elected, including the ALIAC Guaranteed Account. For the purpose of determining deferred sales charges, amounts are treated as withdrawn first from the values attributable to Net Purchase Payments in the order in which they were received. All amounts attributable to Net Purchase Payments are withdrawn before amounts attributable to increases in value. The deferred sales charge attributable to each Net Purchase Payment is determined by multiplying the Net Purchase Payment withdrawn by the appropriate percentage, depending on the number of years completed since the Net Purchase Payment was received as shown in the table below. The total charge will be the sum of the charges applicable for all of the Net Purchase Payments withdrawn. In no event may the aggregate deferred sales charges assessed against a Certificate Holder's Account exceed 8.5% of the Certificate Holder's aggregate Purchase Payments. Reduced charges apply to Purchase Payments in excess of $1.5 million.

                YEARS FROM RECEIPT OF         DEFERRED
                 NET PURCHASE PAYMENT       SALES CHARGE
                ---------------------       ------------
             Less than 1 year                    7%
             1 year or more but less than 2      6%
             2 years or more but less than 3     5%
             3 years or more but less than 4     4%
             4 years or more but less than 5     3%
             5 years or more but less than 6     2%
             6 years or more but less than 7     1%
             7 years or more                     0%


We will not deduct a deferred sales charge from any Net Purchase Payment that is:

  (a) paid to a Beneficiary as a death benefit, except for Purchase Payments made by a surviving joint Certificate Holder after the Company has received at its Home Office due proof of the death of the first joint Certificate Holder, where the surviving joint Certificate Holder elects to continue the Certificate Holder's Account in his or her own name;

  (b) paid as premium for an Annuity Option;

  (c) withdrawn due to the election of the Systematic Withdrawal Option or Estate Conservation Option. (See "Additional Withdrawal Options");

  (d) paid due to the full withdrawal of a Certificate Holder's Account for which the value is $2,500 or less and no withdrawals have been made in the prior 12 months;

  (e) paid at least 12 months after the date of the first Purchase Payment to the Certificate Holder's Account in an amount equal to or less than 15% of the Certificate Holder's Account Value. This applies to the first withdrawal request, partial or full, in a calendar year. The Certificate Holder's Account Value is calculated as of the date the withdrawal request is received in good order at our Home Office. If a withdrawal is made that exceeds 15%, the applicable deferred sales charge on the amount over 15% will be deducted from the Certificate Holder's Account. See "Withdrawals." This provision may not be exercised if SWO is elected; or

  (f) paid if we close out a Certificate Holder's Account when the value is less than $2,500. (See "Contract Rights--Withdrawals.")

In some states, the Contract has been endorsed to provide that the deferred sales charge will not be deducted when Net Purchase Payments are withdrawn after the Certificate Holder has spent at least 45 consecutive days in a licensed nursing care facility (in New Hampshire only, the facility does not have to be licensed). The withdrawal must be made after the first year anniversary of the Effective Date and must be requested within three (3) years of admission to a licensed nursing care facility. This waiver does not apply if the Certificate Holder is in a licensed nursing care facility at the time the Certificate Holder's Account is established.

In the instances cited above, no deferred sales charge is deducted. However, the amount withdrawn may be subject to a 10% federal penalty tax. See "Tax Status." A market value adjustment may also apply to amounts withdrawn from the ALIAC Guaranteed Account in instances other than withdrawals from the one-year term in connection with the Dollar Cost Averaging Program.

Based on our actuarial determination, we do not anticipate that the deferred sales charge will cover all sales and administrative expenses that we will incur in connection with the Contract. The balance will be paid from the Company's other profits and from its reimbursements for mortality and expense risks.

FUND EXPENSES

Pursuant to an investment advisory contract with the Funds, the Adviser is entitled to receive an annual investment advisory fee from each of the Funds for its services as investment adviser. These fees are based on each Fund's average net assets, is and are deducted from the assets of each Fund and paid to the adviser monthly. The Fee Table sets forth an estimate at the daily advisory fee and other expenses of each Fund as of 1994.

For further details on each Fund's expenses, prospective Certificate Holders should read the accompanying prospectus for the Trust and refer to the Fee Table in this Prospectus.

PREMIUM TAX

Several states and municipalities impose a premium tax on Purchase Payments either when made or when an Annuity Option is elected. Currently such taxes range up to 4%. Ordinarily, any state premium tax will be deducted from the Certificate Holder's Account Value when it is applied to an Annuity Option. However, we reserve the right to deduct the state premium tax at any time from the Purchase Payment(s) or from the Certificate Holder's Account.

Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payments or from the amount applied to an Annuity Option based on our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

COMMISSIONS AND DISTRIBUTION EXPENSES

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 6.5% of Purchase Payments for promotional or distribution expenses associated with the marketing of the Contracts.

Other than the mortality and expense risk charge, the administrative charge and the reimbursements by Federated Advisers for administrative charges, all expenses incurred in the operations of the Separate Account are borne by the Company.

                         ADDITIONAL WITHDRAWAL OPTIONS

GENERAL

The Company offers two withdrawal options that are not considered Annuity options--the Estate Conservation Option ("ECO"), which is available only for Individual Retirement Annuity Contracts, and the Systematic Withdrawal Option ("SWO"). These options may be withdrawn at any time by the Company and are subject to any state law or tax law that may affect their availability. These options are available to Certificate Holders whose Certificate Holder's Account Value is equal to at least $25,000 at the time of election and are available at certain ages as described below. (The Company reserves the right to change the Minimum Account Value required.) Under SWO, the Certificate Holder receives a series of partial withdrawals from the account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulating under the Contract. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law and pays that amount once a year.

No deferred sales charge will be assessed on amounts distributed under an ECO or SWO election. Additionally, where state regulatory approval has been received, no market value adjustment will be applied to amounts distributed under an ECO or SWO election. (See your representative to determine whether the waiver is approved in your state.) As these options are not annuity options, the Annuity Date is not reached and the Certificate Holder's Account is still in the Accumulation Period. All the rights and obligations relating to the Accumulation Period remain in effect with respect to the Certificate Holder's Account, including fees and charges.

Amounts required to meet either a SWO or ECO payment will be obtained by liquidating Accumulation Units attributable to the Funds allocable to the Certificate Holder's Account and liquidating amounts from the Certificate Holder's ALIAC Guaranteed Account. Amounts will be withdrawn pro rata from each funding option currently attributable to the Certificate Holder's Account. See the Appendix for the treatment of withdrawals from the ALIAC Guaranteed Account.

Once elected, the applicable option(s) may be revoked by the Certificate Holder at any time, by submitting a written request to our Home Office. Any revocation will apply only to the amounts not yet paid. Once ECO or SWO is revoked, it may not be elected again. The Company reserves the right to change the terms of these options for future elections and discontinue the availability of these options.

SWO is different from ECO in the following ways: (1) SWO payments are made for a fixed dollar amount, fixed time period or fixed percentage whereas ECO payments vary in dollar amount and can continue indefinitely during your lifetime; and (2) generally, SWO payments will be higher than expected ECO payments. ECO is available only for amounts in an Individual Retirement Annuity Contract whereas SWO payments are available under both Individual Retirement Annuity Contracts and nonqualified deferred annuity contracts. You should carefully assess your future income needs when considering the election of these withdrawal options.

You should consult your tax adviser prior to electing ECO or SWO due to the potential for adverse tax consequences.

For a discussion of certain provisions that will apply if the Certificate Holder or the Beneficiary dies after SWO or ECO has been elected, see "Death Benefits."

ESTATE CONSERVATION OPTION

The first distribution may not be made before the calendar year in which the Certificate Holder attains age 70 1/2. ECO is available only for amounts in an Individual Retirement Annuity Contract.

We will calculate and distribute an annual amount using the method contained in the Code's minimum distribution regulations. The annual distribution is determined by dividing the Certificate Holder's Account Value as of December 31 of the year prior to the year of payment by a life expectancy factor from tables designated by the Code. The factor will be based on either the Certificate Holder's life expectancy or the joint life expectancies of the Certificate Holder and his or her designated beneficiary. If ECO is based on the Certificate Holder's life expectancy, the full Certificate Holder's Account Value must be distributed in the year following the Certificate Holder's death as required by current Internal Revenue Service regulations. This calculation will be changed, if necessary, to conform to changes in the Code or applicable regulations.

SYSTEMATIC WITHDRAWAL OPTION

SWO payments are available on a monthly, quarterly, semiannual, or annual basis. The Certificate Holder specifies the initial distribution date. Subsequent distributions will be made on such date as we may designate or allow.

A Certificate Holder may elect one of the following methods of distribution:

  (1) Specified Payment: Payments of a designated dollar amount. The annual amount may not be greater than 10% of the Certificate Holder's Account Value at time of the election. This annual dollar amount will remain constant. At our discretion, we may require a minimum payment amount; or

  (2) Specified Period: Payments which are made over a period of time which must be at least 10 years. The annual amount paid each year is calculated by dividing the Certificate Holder's Account Value as of December 31 of the prior year by the number of payment years remaining; or

  (3) Specified Percentage: Payment of a designated percentage which cannot be greater than 10% of the Certificate Holder's Account Value at the time of election. The percentage chosen may be changed by written request. We reserve the right to limit the number of times the percentage may be changed. The annual amount is calculated by multiplying the Certificate Holder's Account Value as of December 31 of the year prior to the payment by the designated percentage.

Note: For an Individual Retirement Annuity, the annual minimum SWO distribution, or maximum SWO time period, as the Certificate Holder directs, will be determined by a life expectancy factor from tables designated by the Code. Under both the Specified Payment and Specified Period methods, a higher amount will be paid in any year, if required under the Code's minimum distribution rules. Life expectancy factors will be reduced by one for each distribution year.

                                ANNUITY PERIOD

ANNUITY PERIOD ELECTIONS

The Certificate Holder must notify the Company in writing of the Annuity Date and Annuity Option elected. Until a date and option are elected, the Certificate Holder's Account will remain in the

Accumulation Period. Once an Annuity Option is elected, it cannot be changed. The Certificate Holder elects the Annuity Date. Current underwriting rules require that payment must begin no later than the later of the Annuitant's 90th birthday or the tenth anniversary of the last Purchase Payment. As required by the Code, distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year after the calendar year in which the Certificate Holder attains age 70 1/2.

The Certificate Holder names the Annuitant. During the Accumulation Period, the Certificate Holder may change the designated Annuitant. The Annuitant must be the Certificate Holder for Individual Retirement Annuities.

At least 30 days before the Annuity Date, the Certificate Holder must notify the Company in writing to elect or change (a) the date on which Annuity payments are to begin, (b) the Annuity Option, (c) whether the payments are to be made monthly, quarterly, semiannually, or annually, and (d) the investment option(s) used to provide Annuity payments (i.e., a fixed annuity using the general account, one or more of the available Funds or any combination thereof). The Company has reserved the right to limit which Funds will be available as investment options during the Annuity Period. Currently, a Certificate Holder may elect no more than four funding options during the Annuity Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among funding options.

If Annuity payments are on a variable basis (i.e., one or more of the Funds are chosen), the first and subsequent Annuity payments will depend on the assumed net investment rate (3 1/2% annually, unless a 5% annual rate is elected). Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. A 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate exceeds 5% annually (plus up to 0.25% to offset any applicable administrative charge). Annuity payments would decline if the rate were below 5% (assuming an administrative charge of zero).

For purposes of Annuity payments, the Annuitant's adjusted age (and joint Annuitant's, if applicable) will be used. The Annuitant's adjusted age is his or her age as of the birthday closest to the date of the first Annuity payment, reduced by one year for Annuity start dates occurring from July 1, 1994 through December 31, 1999. The Annuitant's age (and joint Annuitant's, if applicable) will be reduced by two years for Annuity start dates occurring from January 1, 2000 through December 31, 2009. The Annuitant's adjusted age (and joint Annuitant's, if applicable) will be reduced by one additional year for Annuity start dates in each succeeding decade.

No election may be made that would result in an Annuity payment of less than $50 per month or total yearly Annuity payments of less than $250 (less if required by state law). If the Certificate Holder's Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

For Individual Retirement Annuity Contracts, the payments must satisfy the minimum distribution incidental death benefit rule described in Treasury regulations adopted under the Code. This rule assures that any death benefits payable are incidental to the primary purpose of the Contract, which is to provide the Certificate Holder with retirement benefits. The amount to be distributed under this rule is determined based on age and tables contained in the Treasury regulations.

ANNUITY OPTIONS

Option 1 -- Payments For a Stated Period of Time -- An Annuity will be paid for the number of years chosen. The number of years must be at least 5 and not more than 30.

If payments for this option are made under a variable annuity, the present value of any remaining payments may be withdrawn at any time; however, any lump sum election before 5 years of payments have been completed will be treated as a withdrawal occurring during the Accumulation Period and any applicable deferred sales charge will apply.

Option 2 -- Life Income -- An Annuity will be paid for the life of the Annuitant. If also chosen, we will guarantee payments for 60, 120, 180, or 240 months.

Option 3 -- Life Income Based upon the Lives of Two Annuitants -- An Annuity will be paid during the lives of the Annuitant and a second Annuitant. Payments will continue until both Annuitants have died. When this option is chosen, a choice must be made of:

  (a) 100% of the payment to continue after the first death;

  (b) 66 2/3% of the payment to continue after the first death;

  (c) 50% of the payment to continue after the first death;

  (d) Payments for a minimum of 120 months with 100% of the payment to continue after the first death; or

  (e) 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

We may make other options available as allowed by law.

                                DEATH BENEFITS

The following section provides information about the death benefit, should the Certificate Holder or the Annuitant die. In many cases, the rights available will depend on whether the Beneficiary is the Certificate Holder's spouse and whether they are joint Certificate Holders.

Note: The Company will not allow Annuity payments made to a Beneficiary to extend beyond the Beneficiary's life or any period certain greater than the Beneficiary's life expectancy.

DEATH OF THE CERTIFICATE HOLDER PRIOR TO THE ANNUITY DATE

In the event of the death of a Certificate Holder prior to the Annuity Date, a death benefit is payable to the Beneficiary(ies) designated by the Certificate Holder. Upon the death of a joint Certificate Holder, the surviving Certificate Holder, if any, will be the designated Beneficiary. Any other Beneficiary designation on record with the Company at the time of death will be treated as a contingent Beneficiary and payments will be made to such Beneficiary only upon the death of the surviving Certificate Holder. If the Certificate Holder is a non-natural person, the death benefit will be paid to the beneficiary(ies) at the death of the Annuitant.

A Beneficiary may elect the death benefit to be paid under one of the options described below or if the designated Beneficiary is the spouse of the Certificate Holder, he or she may continue as a Certificate Holder and exercise all the deceased Certificate Holder's rights under the Contract.

DEATH BENEFIT AMOUNT PRIOR TO THE ANNUITY DATE

  (a) Except as described in Section (b), the value of the guaranteed death benefit is equal to the greater of:

    (i) the Certificate Holder's Account Value at the end of the Valuation Period during which we receive at our Home Office proof of death and election of the type of payment to be made; or

    (ii) the amount of the death benefit determined as of the Valuation Period corresponding to the date of death as follows:

           Until the first Effective Date anniversary, the death benefit is equal to the Purchase Payments made by the Certificate Holder during that year, less any withdrawals and any amounts applied to an Annuity Option.

           For each year thereafter, the death benefit during the year is equal to the death benefit at the beginning of the year plus all Purchase Payments made during the year less any withdrawals and any amounts applied to an Annuity Option during that year.

           On the anniversary of the Effective Date each year, the death benefit is determined as follows:

           (A) The death benefit on the previous Effective Date anniversary increased by the death benefit factor of 4%; plus

           (B) Purchase Payments made by the Certificate Holder during the year since the last anniversary of the Effective Date increased by the death benefit factor of 4% for the portion of the year since the Purchase Payment was made; less

           (C) Any withdrawals or amounts applied to an Annuity Option during the year increased by the death benefit factor of 4% for the portion of the year since the withdrawal or election of an Annuity Option; or

    (iii) The Certificate Holder's Account Value on the most recent seventh year anniversary of the Effective Date plus any Purchase Payments made after such Effective Date anniversary less any withdrawals and any amounts applied to an Annuity Option.

    Currently there is no limitation on the maximum death benefit payable; however, the Company reserves the right, in the future, to impose a limitation on the maximum allowable death benefit under subsections
    (ii) and (iii). The Company currently does not anticipate imposing such a limitation prior to May 1, 1996.

    The death benefit calculation described in (ii) and (iii) above applies until the Certificate Holder attains 85 years of age. Thereafter, the death benefit is only adjusted for Purchase Payments, withdrawals and amounts applied to Annuity Options. If the Certificate Holder attains 85 years of age prior to the seventh anniversary of the Effective Date, the death benefit will be the greater of (i) or (ii) above.

    The excess, if any, of the guaranteed death benefit value over the Certificate Holder's Account Value is determined when the Company receives at its Home Office proof of death. Any excess amount is allocated through the Separate Account to the Prime Money Fund. The Certificate Holder's Account Value plus any excess amount deposited becomes the Certificate Holder's Account Value.

  (b) In the case of a Beneficiary of a surviving joint Certificate Holder who continues the Certificate Holder's Account in his or her own name, the death benefit shall be equal to the Adjusted Account Value less any applicable deferred sales charge on any Purchase Payment made after the Company has received proof of death of the first joint Certificate Holder at our Home Office.

For amounts held in the ALIAC Guaranteed Account: The death benefit, if paid within six months of the date of the Certificate Holder's death, is the greater of the Certificate Holder's Account Value or the aggregate market value adjusted amount. This provision does not apply at the death of a spousal beneficiary or joint Certificate Holder who continued the Account in his or her own name after the first death. If amounts are withdrawn after the six-month period, the death benefit will be the aggregate Market Value Adjustment. The aggregate Market Value Adjustment may be more or less than the Certificate Holder's Account Value. (See the Appendix.)

PAYMENT METHODS FOR DEATH BEFORE ANNUITY DATE

A Beneficiary who is the spouse of the Certificate Holder, or spouse of the Annuitant if the Certificate Holder is a non-natural person, may (a) elect to continue the Certificate Holder's Account in his or her name, in which case the account value will continue to be affected by the investment performance of the investment option(s) selected, (b) elect a lump sum payment of the death benefit, or (c) apply the Certificate Holder's Adjusted Account Value to an Annuity Option, in which case the amount of payout will depend on the annuity option elected and the investment option(s) used to provide such payments.

A Beneficiary who is not the spouse of the Certificate Holder must elect one of the following options for payment of the death benefit in the event of the death of the Certificate Holder prior to the Annuity Date:

  Option 1 -- lump sum payment of the death benefit; or

  Option 2 -- the payment of the entire death benefit within 5 years of the date of the Certificate Holder's death; or

  Option 3 -- payment of the death benefit over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Certificate Holder.

In general, regardless of the method of payment, payments received by your Beneficiaries after your death are taxed in the same manner as if you had received those payments. See "Tax Status."

Any portion of the death benefit not applied under Option 3 within one year of the date of the Certificate Holder's death must be distributed within five years of the date of death. A market value adjustment will apply at the time the death benefit is paid.

Until the election of a method of payment, amounts will remain invested as they were before death, and the Beneficiary will assume rights under the Contracts. However, the Code requires that distributions begin within a certain time period as described above. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties.

DEATH OF CERTIFICATE HOLDER ON OR AFTER THE ANNUITY DATE

If the Certificate Holder is the Annuitant, and the Annuity Payments are solely life contingent, the death of the Certificate Holder after the Annuity Date terminates the Annuity payments. If the Certificate Holder is not the Annuitant, or if Annuity Payments are for a stated period of time, the Certificate Holder's death after the Annuity Date will not affect the Annuity payment except as provided under "Death of the Annuitant." The remaining payments under the Annuity Option elected will be made to the Beneficiary at least as rapidly as under the method of distribution in effect at the time of the Certificate Holder's death. See "Annuity Options."

DEATH OF THE ANNUITANT

If the Certificate Holder is a non-natural person and a death benefit is paid at the death of the Annuitant, a new Annuitant may not be named. In all other circumstances, if the Annuitant who is not a Certificate Holder dies on or before the Annuity Date, a new Annuitant may be named. If no Annuitant is named, the Certificate Holder will be the Annuitant. If the Annuitant dies after the Annuity Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. We will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the time of the Annuitant's death.

                                  TAX STATUS

INTRODUCTION

The following discussion is a general discussion of federal income tax considerations relating to the Contract and is not intended as tax advice. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain arrangements entitled to special income tax treatment under section 408 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Certificate Holder, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned.

TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under Subchapter L of the Code. Since the Separate Account is not an entity separate from the Company, and its operation forms a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code or as any other separate entity. Investment income and capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

DIVERSIFICATION. Section 817(h) of the Code requires that with respect to Nonqualified Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Fund's assets may be invested.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a

Certificate Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Certificate Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Certificate Holder from being considered the owner of a pro rata share of the assets of the Separate Account.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires Nonqualified Contracts to provide that (a) if any Certificate Holder or Joint Certificate Holder dies on or after the annuity date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any Certificate Holder or Joint Certificate Holder dies prior to the annuity date, the entire interest in the Contract will be distributed within five years after the date of such Certificate Holder's death. These requirements will be considered satisfied as to any portion of a Certificate Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Certificate Holder's death. The "designated beneficiary" refers to a natural person designated by the Certificate Holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Certificate Holder, the contract may be continued with the surviving spouse as the new Certificate Holder.

The Nonqualified Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES

IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that a Certificate Holder who is a natural person generally is not taxed on increases in the Certificate Holder's Account Value until distribution occurs by withdrawing all or part of such Account Value (e.g., withdrawals or Annuity payments under the Annuity Option elected). The assignment, pledge, or agreement to assign or pledge any portion of the Account Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

The following discussion generally applies to a Contract owned by a natural person.

WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, including withdrawals under SWO or ECO, the amount taxable is generally based on the ratio of the "investment in the contract" to the Certificate Holder's Account Value. The "investment in the contract" generally equals the amount of any nondeductible Purchase Payments paid by or on behalf of any individual less any amount received previously which was excludable from gross income. For a Qualified Contract, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from a Qualified Contract.

With respect to Nonqualified Contracts, partial withdrawals, including withdrawals under SWO, are generally treated as taxable income to the extent that the Account Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Account Value immediately before a withdrawal may have to be increased by any positive market value adjustment (MVA) that results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs in these circumstances, and a Certificate Holder should contact a competent tax advisor with respect of the potential tax consequences of any MVA that arises as a result of a partial withdrawal.

Full withdrawals of a Nonqualified Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract."

ANNUITY PAYMENTS. Although the tax consequences may vary depending on the Annuity payment elected under the Contract, in general, only the portion of the Annuity payment that represents the amount by which the Account Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity payments is taxable. For Variable Annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For Fixed Annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity payments for the term of the payments; however, the remainder of each Annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity payments is taxable. If Annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.

PENALTY TAX. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal income tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 59 1/2; (2) made as a result of death or disability of a Certificate Holder; (3) received in substantially equal periodic payments as a life annuity or a joint and survivor annuity for the lives or life expectancies of the Certificate Holder and a "designated beneficiary." Other tax penalties may apply to certain distributions pursuant to a Qualified Contract.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from the Contract because of the death of a Certificate Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF THE CONTRACT. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also a Certificate Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Assignments or transfers of ownership of an Individual Retirement Annuity Contract are not allowed except as permitted under Section 408(d)(6) of the Code in connection with a divorce. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential tax effects of such a transaction. (See also "Transfer of Ownership -- Assignment.")

MULTIPLE CONTRACTS. All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of section 72(e) through the serial purchase of annuity contracts or otherwise. Congress has also indicated that the Treasury Department may have authority to treat the combination purchase of an immediate annuity contract and separate deferred annuity contracts as a single annuity contract under its general authority to prescribe rules as may be necessary to enforce the income tax laws.

QUALIFIED CONTRACTS

IN GENERAL. The Qualified Contract is designed for use as an Individual Retirement Annuity. The tax rules applicable to participants and beneficiaries in Individual Retirement Annuities are complex. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.

INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity or Individual Retirement Account, each hereinafter referred to as an "IRA." Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

WITHHOLDING

Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not have tax withheld from distributions.

POSSIBLE CHANGES IN TAXATION

In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of nonqualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

OTHER TAX CONSEQUENCES

As noted above, the foregoing discussion of the federal income tax consequences is not exhaustive and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect the Company's understanding of the current law and the law may change. Federal estate and gift tax consequences of ownership or receipt of distributions under the Contract depend on the individual circumstances of each Certificate Holder or recipient of a distribution. A competent tax adviser should be consulted for further information.

                                 MISCELLANEOUS

VOTING RIGHTS

Each Certificate Holder may direct the Company in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Certificate Holder may give direction will be determined as of the record date. The number of votes each Certificate Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Certificate Holders Account Value attributable to that Fund divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the Valuation Reserve for the portion of the Contract attributable to the Certificate Holder's interest in that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or Valuation Reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

Certificate Holders have a fully vested (100%) interest in the benefits provided under a group Contract. Therefore, Certificate Holders may instruct the Contract Holder of a group Contract how to direct the Company to cast the votes for the portion of the value or Valuation Reserve attributable to their Certificate Holder's Account. Votes attributable to Certificate Holders who do not direct the Company will be cast by the Company in the same proportion as votes for which directions have been received by the Company.

Each Certificate Holder will receive a notice of each meeting of shareholders, together with any proxy solicitation materials, and a statement of the number of votes attributable to his or her Certificate Holder's Account.

MODIFICATION OF THE CONTRACT

The Company may modify the Contract when it deems an amendment appropriate, subject to the limitations described below, by notifying Contract Holders in writing at least 30 days before the effective date of any change to a Contract. No change will affect the amount or terms of any Annuity which begins before the change.

The Company may make any change that affects the ALIAC Guaranteed Account market value adjustment with at least thirty (30) days' advance written notice to the Contract Holder and the Certificate Holder. Any such change shall become effective for any new guaranteed term and will apply to all present and future Certificate Holders' Accounts.

The Company reserves the right to change the terms of the Estate Conservation and Systematic Withdrawal Options for future elections and discontinue the availability of these options at any time.

Any change to any of the following provisions under an existing Contract will not apply to Certificate Holder's Accounts established under that Contract before the effective date of the change:

  (a) Net Purchase Payment

  (b) ALIAC Guaranteed Account Guaranteed Interest Rate

  (c) Net Investment Factor

  (d) Certificate Holder's Account Value

  (e) Increasing the Deferred Sales Charge

  (f) Annuity Unit Value

  (g) Annuity Options

  (h) Fixed Annuity Interest Rates

  (i) Transfers

Modification of items (a), (c) and (e) above specifically require the approval by the SEC to the extent the proposed charges are not currently authorized by existing orders issued to us by the SEC.

Any change that affects the Annuity Option and the tables for the Annuity Options may be made no earlier than twelve (12) months after the Effective Date, and no earlier than twelve (12) months after the effective date of any prior change.

Any Certificate Holder's Account established on or after the effective date of any change will be subject to the change. If the Group Contract Holder does not agree to any change under this provision, the Company reserves the right not to allow any new Certificate Holder's Accounts to be established under this Contract. The Contract may also be changed as deemed necessary by the Company to comply with federal or state law.

TRANSFER OF OWNERSHIP--ASSIGNMENT

Assignments or transfers of ownership of an Individual Retirement Annuity Contract are not allowed except as permitted under Section 408(d)(6) of the Code in connection with a divorce. The Company generally will accept assignments or transfers of ownership of Contracts or Certificate Holder's Accounts with proper notification. The date of any such transfer will be the date on which the Company receives such notification. Certificate Holders contemplating a transfer of ownership or assignment should consult a tax adviser due to the potential for tax liability. See "Tax Status of the Contract."

CERTIFICATE HOLDER INQUIRIES

Certificate Holders may direct inquiries to their Registered Representatives or they may contact the Company by writing to the address shown on the cover page of this Prospectus or by calling 1-800-531-4547.

TELEPHONE TRANSFERS

Certificate Holders are automatically given the right to make transfers among investment options by telephone, using the Company's "800" number. The Company has enacted procedures to prevent abuses in account transactions made by telephone. The procedures include requiring the use of a personal identification number (PIN) to execute transactions. The Certificate Holder is responsible for safeguarding his or her PIN, and for keeping account information confidential. To ensure authenticity, the Company records all calls on the "800" line. Where two individuals have an interest in a Certificate Holder's Account as joint Certificate Holders, either may make telephone transfers. If the Company does not maintain reasonable safeguards, it would be liable for any losses to the Certificate Holder's Account resulting from the failure.

LEGAL PROCEEDINGS

The Company knows of no material legal proceedings pending to which the Company is a party or which would materially affect the Company.

LEGAL MATTERS

The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

            TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

General Information and History.............................................   2
Variable Annuity Account B..................................................   2
Offering and Purchase of Contracts..........................................   3
Performance Data............................................................   3
 General....................................................................   3
 Average Annual Total Return Quotations.....................................   4
Annuity Payments............................................................   4
Dollar-Cost Averaging.......................................................   5
Sales Material..............................................................   6
Independent Auditors........................................................   6
Financial Statements of the Separate Account................................ S-1
Financial Statements of Aetna Life Insurance and Annuity Company............ F-1

                                  APPENDIX A

                           ALIAC GUARANTEED ACCOUNT

GENERAL

The ALIAC Guaranteed Account ("Guaranteed Account") is a guaranteed interest option available during the Accumulation Period under the Contracts described in this prospectus. The ALIAC Guaranteed Account is only offered in states where the offer and sale has been authorized by the appropriate regulatory authorities. Since the ALIAC Guaranteed Account is a funding option under the Contract, Certificate Holders should read the accompanying ALIAC Guaranteed Account prospectus carefully before investing. This Appendix is intended as a summary description of the ALIAC Guaranteed Account and is not intended as a replacement for the ALIAC Guaranteed Account prospectus.

INTEREST RATES

The ALIAC Guaranteed Account is a guaranteed interest option for which the Company guarantees stipulated rates of interest for stated periods of time on amounts invested in the ALIAC Guaranteed Account. A guaranteed rate is credited for the full term. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. The Company has guaranteed that interest rates for investments in the ALIAC Guaranteed Account through the Contracts will never be less than an annual effective rate of 3%.

ALLOCATION TO GUARANTEED TERMS

During the deposit period, amounts may be applied to any of the available guaranteed terms. Purchase Payments received after the initial payment will be allocated in the same proportions as the last allocation, if no new allocation instructions are received with the Purchase Payment. For amounts allocated to the ALIAC Guaranteed Account, if the same guaranteed term(s) are not available, the next shortest will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

WITHDRAWALS

Except for transfers from the one-year Guaranteed Term taken in connection with the Dollar Cost Averaging Program, and withdrawals taken in connection with an Estate Conservation or Systematic Withdrawal distribution option (where regulatory approval for such waivers has been received), withdrawals or transfers from a guaranteed term before the guaranteed term matures may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the payment of an amount that is less than the amount initially allocated to the ALIAC Guaranteed Account. If a Certificate Holder requests a partial withdrawal of the Certificate Holder's Account Value without designating from which investment option it should be taken, a proportionate share will be withdrawn from the ALIAC Guaranteed Account. The amount will be withdrawn from all guaranteed term groups as defined in the prospectus for the Guaranteed Account.

MATURITY OF A GUARANTEED TERM

As a guaranteed term matures, assets accumulating under the ALIAC Guaranteed Account may be (a) transferred to a new guaranteed term, (b) transferred to any other available investment option, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge. If no direction is received by the Company at its Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a similar-length guaranteed term during the current deposit period. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If the Certificate Holder does not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows Certificate Holders to transfer without an MVA to available guaranteed terms of the current deposit period or to other available investment options, or surrender without an MVA. A deferred sales charge may be assessed, if applicable, on the surrendered amount. The provision is available only during the calendar month immediately following a guaranteed term maturity date and only applies to the first transaction regardless of the amount involved in the transaction.

MORTALITY AND EXPENSE RISK CHARGES

We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

TRANSFERS

Amounts applied to a guaranteed term during a deposit period may not be transferred to any other funding option or to another guaranteed term during that deposit period or for 90 days after the close of that deposit period except for matured term value(s) during the calendar month following the guaranteed term's maturity date. This does not apply to (1) amounts transferred on the Maturity Date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the Maturity Date due to the election of an Annuity Option; (3) amounts transferred from the one-year Guaranteed Term in connection with the Dollar Cost Averaging Program; and (4) amounts distributed under the Estate Conservation or Systematic Withdrawal distribution option. Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Except for transactions described in items (1), (3) and (4) above, amounts withdrawn or transferred from the Guaranteed Account prior to the Maturity Date will be subject to a Market Value Adjustment. However, only a positive aggregate Market Value Adjustment will be applied to transfers made due to annuitization under one of the lifetime Annuity Options described in item (2) above. These waivers are subject to regulatory approval and may not be available in all states. See your representative to determine whether the waiver is approved in your state.

Transfers of ALIAC Guaranteed Account values on or within one calendar month of a term's maturity date are not counted against any free transfer limit.

Full and partial withdrawals and transfers made from the ALIAC Guaranteed Account within six months after the date of the Certificate Holder's death (including transfers due to annuitization) will be the greater of:

  (a) the aggregate Market Value Adjustment (i.e., the sum of all Market Value Adjustments calculated due to a withdrawal of amounts). This total may be greater or less than the Certificate Holder's Account Value of those amounts; or

  (b) the applicable portion of the Certificate Holder's Account Value attributable to the ALIAC Guaranteed Account.

After the six-month period, the surrender or transfer amount will be adjusted for the aggregate Market Value Adjustment, which may be greater or less than the Certificate Holder's Account Value of those amounts. However, only a positive aggregate Market Value Adjustment will be applied to transfers made due to annuitization under one of the lifetime Annuity Options.

--------------------------------------------------------------------------------
                          VARIABLE ANNUITY ACCOUNT B
                                      OF
                   AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 1995
                                      FOR
                                  GROWTH PLUS
                       GROUP VARIABLE  ANNUITY CONTRACTS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated September 30, 1995 which describes the Growth Plus Variable Annuity Contracts funded through Variable Annuity Account B (the "Separate Account").

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                   Aetna Life Insurance and Annuity Company
                                 Service Unit
                             151 Farmington Avenue
                         Hartford, Connecticut  06156
                                1-800-531-4547

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.



                               TABLE OF CONTENTS

                                                                           Page

General Information and History..............................................2
Variable Annuity Account B...................................................2
Offering and Purchase of Contracts...........................................3
Performance Data.............................................................3
   General...................................................................3
   Average Annual Total Return Quotations....................................4
Annuity Payments.............................................................4
Dollar-Cost Averaging........................................................5
Sales Material...............................................................6
Independent Auditors.........................................................6
Financial Statements of the Separate Account.................................S-1
Financial Statements of Aetna Life Insurance and Annuity Company.............F-1

                        GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized in 1976 under the insurance laws of the State of Connecticut. The Company is a wholly owned subsidiary of Aetna Life and Casualty Company which, with its subsidiaries, constitutes one of the nation's largest diversified financial services organizations. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).

ALIAC, a registered broker-dealer under the Securities Exchange Act of 1934, serves as the principal underwriter for the Separate Account. ALIAC is also a registered investment adviser under the Investment Advisers Act of 1940, and provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account. See "Charges and Deductions" in the prospectus.

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from the Funds' investment adviser used as funding options under the Contract.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                          VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the variable investment options listed below. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts. The Funds currently available under the Contract are as follows:

                    Equity Growth and Income Fund
                    Utility Fund
                    Prime Money Fund
                    U.S. Government Bond Fund
                    Corporate Bond Fund
                    International Stock Fund
                    Growth Stock Fund

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                      OFFERING AND PURCHASE OF CONTRACTS

As principal underwriter, ALIAC offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of ALIAC or of other registered broker-dealers who have sales agreements with ALIAC. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Contract Purchase" and "Certificate Holder's Account Value."


                               PERFORMANCE DATA


GENERAL

From time to time, the Company may advertise different types of historical performance for the variable options of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as the "non-standardized total return" both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the variable options under the Contract, and then related to the ending redeemable values over one, three, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under these contracts and similar contracts funded by the Separate Account.

The non-standardized figures will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a three year period.

The total return quotations are based upon historical earnings and are not necessarily representative of future performance. Investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return quotations for any prior period should not be considered as a representation of how the variable options will perform in any future period. Additionally, your Contract Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The table shown below reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1994 for the variable options available under Contract.

                                   -------------------------------------------------------------------------------
                                                                                                          FUND
                                            STANDARDIZED              NON-STANDARDIZED                  INCEPTION
                                                                                                          DATE
------------------------------------------------------------------------------------------------------------------
   INSTALLMENT PAYMENT CONTRACT
   ($30 ANNUAL MAINTENANCE FEE)     1 Year     5 Years  10 Years  1 Year    3 Years  5 Years  10 Years
------------------------------------------------------------------------------------------------------------------
Equity Growth and Income Fund       (7.93)%*   N/A      N/A       (1.62)%*  N/A      N/A      N/A       02/10/94
------------------------------------------------------------------------------------------------------------------
Utility Fund                        (13.15)%*  N/A      N/A       (6.80)%*  N/A      N/A      N/A       02/10/94
------------------------------------------------------------------------------------------------------------------
Prime Money Fund                    (6.02)%*   N/A      N/A       0.28%*    N/A      N/A      N/A       11/15/94
------------------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund           (6.45)%*   N/A      N/A       (0.14)%*  N/A      N/A      N/A       03/28/94
------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                 (16.13)%*  N/A      N/A       (9.76)%*  N/A      N/A      N/A       03/01/94
------------------------------------------------------------------------------------------------------------------

     * Although results are not available for the full calendar indicated, the percentage shown is an average annual return since inception.

                               ANNUITY PAYMENTS

When Annuity payments are to commence, the value of the Certificate Holder's Account is determined by using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) of the variable options selected. This number is calculated by dividing (a) the amount of the first Annuity payment based on a particular investment medium by (b) the then current Annuity Unit value for that investment medium. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for investment options selected during the Annuity Period.

EXAMPLE:

Assume that, at the date Annuity payments are to commence, there are 3,000 Accumulation Units credited under a particular Certificate Holder's Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.


                             DOLLAR-COST AVERAGING

The term "dollar-cost averaging" describes a system of investing a uniform sum of money at regular intervals over an extended period of time. It is based on the economic fact that buying a variably priced item with a constant sum of money at fixed intervals results in acquiring more of the item when prices are low and less of it when prices are high. In order to maximize the effectiveness of dollar-cost averaging, it is important that investors consider their financial ability to continue purchasing the securities through periods of high and low price levels. Investors should also note that no system can protect against reduced values in a declining market.

                                SALES MATERIAL

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and Certificates of Deposit (CD).

                             INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                             FINANCIAL STATEMENTS


                          VARIABLE ANNUITY ACCOUNT B


                                     INDEX



Independent Auditors' Report


Statement of Assets and Liabilities


Statement of Operations


Statements of Changes in Net Assets


Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Aetna Life Insurance and Annuity Company and
 Contract Owners of Variable Annuity Account B:

We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1994, the related statement of operations and condensed fi-nancial information for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended. These fi-nancial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our au-dits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed fi-nancial information are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant esti-mates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial posi-tion of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1994, the results of its operations and condensed financial in-formation for the year then ended and the changes in its net assets for each of the years in the two-year period then ended in conformity with generally ac-cepted accounting principles.

                                               KPMG Peat Marwick llp

Hartford, Connecticut
January 31, 1995

Variable Annuity Account B

STATEMENT OF ASSETS AND LIABILITIES -- December 31, 1994

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 17,826,130 shares at $26.23 per share (cost
  $507,156,445)................................................... $467,568,315
 Aetna Income Shares; 5,871,114 shares at $11.72 per share (cost
  $74,117,645)....................................................   68,832,108
 Aetna Variable Encore Fund; 7,078,396 shares at $12.55 per share
  (cost $89,821,997)..............................................   88,823,487
 Aetna Investment Advisers Fund, Inc.; 7,752,415 shares at $12.23 per share
  (cost $93,379,859)..............................................   94,792,938
 Aetna GET Fund, Series B; 1,226,848 shares at $9.92 per share
  (cost $12,353,186)..............................................   12,170,153
 Alger American Fund--Alger American Small Capitalization
  Portfolio; 155,668 shares at $27.31 per share (cost $4,071,354).    4,251,298
 Calvert Socially Responsible Series; 5,491 shares at $1.44 per
  share (cost $8,462).............................................        7,912
 Fidelity Investments Variable Insurance Products Fund--Equity-
  Income Portfolio; 11,086 shares at $15.35 per share (cost
  $170,056).......................................................      170,167
 Fidelity Investments Variable Insurance Products Fund--Growth
  Portfolio; 8,176 shares at $21.69 per share (cost $170,056).....      177,333
 Insurance Management Series--Corporate Bond Fund; 34,641 shares at $8.87 per share
  (cost $311,414).................................................      307,263
 Insurance Management Series--Equity Growth and Income Fund;
  190,609 shares at $9.74 per share (cost $1,862,442).............    1,856,527
 Insurance Management Series--U.S. Government Bond Fund; 12,833
  shares at $9.98 per share (cost $128,226).......................      128,071
 Insurance Management Series--Prime Money Fund; 521,201 shares at
  $1.00 per share
  (cost $521,214).................................................      521,201
 Insurance Management Series--Utility Fund; 43,813 shares at $9.29 per share
  (cost $408,580).................................................      407,020
 Janus Aspen Series--Aggressive Growth Portfolio; 99,782 shares at
  $13.62 per share (cost $1,346,463)..............................    1,359,035
 Janus Aspen Series--Flexible Income Portfolio; 16,574 shares at
  $9.48 per share (cost $162,859).................................      157,121
 Janus Aspen Series--Growth Portfolio; 9,169 shares at $10.57 per
  share (cost $96,205)............................................       96,920
 Lexington Emerging Markets Fund, Inc.; 1,490 shares at $9.86 per
  share (cost $14,968)............................................       14,692
 Lexington Natural Resources Trust; 132,414 shares at $9.71 per
  share (cost $1,326,234).........................................    1,285,738
 Neuberger & Berman Advisers Management Trust--Growth Portfolio;
  137,169 shares at $20.31 per share (cost $2,851,294)............    2,785,910
 Scudder Variable Life Investment Fund--International Portfolio;
  816,372 shares at $10.69 per share (cost $8,944,895)............    8,727,018
 TCI Portfolios, Inc.--TCI Balanced; 5,922 shares at $5.96 per
  share (cost $35,156)............................................       35,294
 TCI Portfolios, Inc.--TCI Growth; 4,483,578 shares at $9.21 per
  share (cost $40,864,347)........................................   41,293,756
 TCI Portfolios, Inc.--TCI International; 7,444 shares at $4.75
  per share (cost $37,331)........................................       35,359
                                                                   ------------
NET ASSETS........................................................ $795,804,636
                                                                   ============

Variable Annuity Account B

Net assets represented by:

                                                    ACCUMULATION
                                                        UNIT
                                          UNITS        VALUE
                                       ------------ ------------
Reserves for annuity contracts in
 accumulation period:

AETNA VARIABLE FUND:

Non-Qualified 1964...................       5,159.1   $114.828   $      592,407
Non-Qualified I......................     232,142.6    129.838       30,140,993
Non-Qualified II.....................     478,180.1     91.515       43,760,850
Non-Qualified III....................   2,229,372.7     87.638      195,378,787
Non-Qualified V......................  11,117,382.8     10.698      118,932,105
Non-Qualified VI.....................      52,441.8      9.993          524,057
Non-Qualified VII....................   3,178,711.5     10.737       34,130,411

AETNA INCOME SHARES:

Non-Qualified I......................      16,981.4     39.514          671,004
Non-Qualified II.....................     151,836.3     41.302        6,271,196
Non-Qualified III....................     699,850.8     39.919       27,937,427
Non-Qualified V......................   1,988,960.0     10.457       20,799,277
Non-Qualified VI.....................       8,201.1      9.534           78,189
Non-Qualified VII....................     983,356.7     10.324       10,152,119

AETNA VARIABLE ENCORE FUND:
Non-Qualified I......................      30,683.2     35.958        1,103,292
Non-Qualified II.....................     194,997.6     36.602        7,137,317
Non-Qualified III....................     744,594.5     34.450       25,651,159
Non-Qualified V......................   1,822,449.0     10.509       19,152,951
Non-Qualified VI.....................       3,730.2     10.237           38,185
Non-Qualified VII....................   3,407,448.2     10.489       35,740,583

AETNA INVESTMENT ADVISERS FUND, INC.:
Non-Qualified I......................      70,446.9     14.299        1,007,320
Non-Qualified II.....................     679,528.1     14.252        9,684,634
Non-Qualified III....................   2,044,887.2     14.218       29,074,206
Non-Qualified V......................   3,541,702.6     10.971       38,856,019
Non-Qualified VII....................     911,280.6     10.828        9,867,346

AETNA GET FUND, SERIES B:
Non-Qualified V......................   1,197,924.6     10.159       12,170,153

ALGER AMERICAN FUND--ALGER AMERICAN
 SMALL CAPITALIZATION PORTFOLIO:
Non-Qualified V......................     441,808.5      9.622        4,251,298

CALVERT SOCIALLY RESPONSIBLE SERIES:
Non-Qualified V......................         752.3     10.518            7,912

FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS
 FUND--EQUITY-INCOME PORTFOLIO:
Non-Qualified VII....................      17,012.8     10.002          170,167

FIDELITY INVESTMENTS VARIABLE
 INSURANCE PRODUCTS

 FUND--GROWTH PORTFOLIO:
Non-Qualified VII....................      17,012.8     10.423          177,333

Variable Annuity Account B

                                                      ACCUMULATION
                                                          UNIT
                                            UNITS        VALUE
                                         ------------ ------------
INSURANCE MANAGEMENT SERIES--CORPORATE
 BOND FUND:

Non-Qualified VII......................      31,308.6    $ 9.814   $    307,263

INSURANCE MANAGEMENT SERIES--EQUITY
 GROWTH AND INCOME FUND:
Non-Qualified VII......................     188,707.5      9.838      1,856,527

INSURANCE MANAGEMENT SERIES--U.S.
 GOVERNMENT BOND FUND:
Non-Qualified VII......................      12,713.7     10.073        128,071

INSURANCE MANAGEMENT SERIES--PRIME
 MONEY FUND:
Non-Qualified VII......................      51,948.7     10.033        521,201

INSURANCE MANAGEMENT SERIES--UTILITY
 FUND:
Non-Qualified VII......................      41,190.7      9.881        407,020

JANUS ASPEN SERIES--AGGRESSIVE GROWTH
 PORTFOLIO:
Non-Qualified V........................     131,702.1     10.319      1,359,035

JANUS ASPEN SERIES--FLEXIBLE INCOME
 PORTFOLIO:
Non-Qualified V........................      15,892.7      9.886        157,121

JANUS ASPEN SERIES--GROWTH PORTFOLIO:
Non-Qualified VII......................       9,587.6     10.109         96,920

LEXINGTON EMERGING MARKETS FUND, INC.:
Non-Qualified VII......................       1,500.0      9.795         14,692

LEXINGTON NATURAL RESOURCES TRUST:
Non-Qualified V........................     141,075.6      9.079      1,280,873
Non-Qualified VII......................         537.2      9.056          4,865

NEUBERGER & BERMAN ADVISERS
 MANAGEMENT TRUST--GROWTH PORTFOLIO:
Non-Qualified V........................     228,369.5     12.199      2,785,910

SCUDDER VARIABLE LIFE INVESTMENT FUND--
 INTERNATIONAL PORTFOLIO:
Non-Qualified V........................     652,629.7     13.372      8,727,018

TCI PORTFOLIOS, INC.--TCI BALANCED:
Non-Qualified VII......................       3,476.6     10.152         35,294

TCI PORTFOLIOS, INC.--TCI GROWTH:
Non-Qualified II.......................     568,153.8     10.213      5,802,835
Non-Qualified III......................   1,340,758.1     10.123     13,573,082
Non-Qualified V........................   1,123,365.7     10.883     12,225,789
Non-Qualified VII......................     893,534.0     10.847      9,692,050

TCI PORTFOLIOS, INC.--TCI
 INTERNATIONAL:
Non-Qualified VII......................       3,745.4      9.441         35,359
Reserved for annuity contracts in
 payment period (Note 1)...............                              53,335,014
                                                                   ------------
                                                                   $795,804,636
                                                                   ============

See Notes to Financial Statements.

Variable Annuity Account B

STATEMENT OF OPERATIONS -- Year Ended December 31, 1994

INVESTMENT INCOME:
Dividends: (Notes 1 and 3)
 Aetna Variable Fund.............................................  $ 71,958,106
 Aetna Income Shares.............................................     4,312,751
 Aetna Variable Encore Fund......................................     2,814,325
 Aetna Investment Advisers Fund, Inc.............................     3,701,779
 Aetna GET Fund, Series B........................................       423,359
 Alger American Fund--Alger American Small Capitalization
  Portfolio......................................................        51,845
 Calvert Socially Responsible Series.............................           246
 Insurance Management Series--Corporate Bond Fund................         3,827
 Insurance Management Series--Equity Growth and Income Fund......         4,162
 Insurance Management Series--U.S. Government Bond Fund..........           936
 Insurance Management Series--Prime Money Fund...................         2,397
 Insurance Management Series--Utility Fund.......................         1,778
 Janus Aspen Series--Aggressive Growth Portfolio.................         9,728
 Janus Aspen Series--Flexible Income Portfolio...................         4,789
 Janus Aspen Series--Growth Portfolio............................           274
 Lexington Emerging Markets Fund, Inc. ..........................           315
 Lexington Natural Resources Trust...............................         4,758
 Neuberger & Berman Advisers Management Trust--Growth Portfolio..       113,211
 Scudder Variable Life Investment Fund--International Portfolio..        20,721
 TCI Portfolios, Inc.--TCI Balanced..............................           405
 TCI Portfolios, Inc.--TCI Growth................................         3,234
                                                                   ------------
    Total investment income......................................    83,432,946
Valuation period deductions (Note 2).............................    (8,918,042)
                                                                   ------------
Net investment income............................................    74,514,904
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1 and 4)
 Proceeds from sales.............................................   213,403,512
 Cost of investments sold........................................   156,402,976
                                                                   ------------
    Net realized gain............................................    57,000,536
Net unrealized gain (loss) on investments:
 Beginning of year...............................................   102,069,324
 End of year.....................................................   (44,356,052)
                                                                   ------------
    Net unrealized loss..........................................  (146,425,376)
                                                                   ------------
Net realized and unrealized loss on investments..................   (89,424,840)
                                                                   ------------
Net decrease in net assets resulting from operations.............  $(14,909,936)
                                                                   ============

See Notes to Financial Statements.

Variable Annuity Account B

STATEMENTS OF CHANGES IN NET ASSETS

                                                      YEAR ENDED DECEMBER 31,
                                                     --------------------------
                                                         1994          1993
                                                     ------------  ------------
FROM OPERATIONS:
Net investment income..............................  $ 74,514,904  $ 34,484,591
Net realized and unrealized gain (loss) on invest-
 ments.............................................   (89,424,840)      995,346
                                                     ------------  ------------
 Net increase (decrease) in net assets resulting
  from operations..................................   (14,909,936)   35,479,937
                                                     ------------  ------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments........   170,170,873   115,263,261
Sales and administrative charges deducted by the
 Company...........................................        (8,045)      (68,920)
                                                     ------------  ------------
 Net variable annuity contract purchase payments...   170,162,828   115,194,341
Transfers from the Company for mortality guarantee
 adjustments.......................................       537,027       522,820
Transfers from (to) the Company's fixed account op-
 tions.............................................    (6,000,310)   12,354,531
Redemptions by contract holders....................   (32,737,461)  (20,997,172)
Annuity payments...................................    (7,564,589)   (5,704,047)
Other..............................................      (127,555)      166,934
                                                     ------------  ------------
 Net increase in net assets from unit transactions.   124,269,940   101,537,407
                                                     ------------  ------------
Change in net assets...............................   109,360,004   137,017,344
NET ASSETS:
Beginning of year..................................   686,444,632   549,427,288
                                                     ------------  ------------
End of year........................................  $795,804,636  $686,444,632
                                                     ============  ============

See Notes to Financial Statements.

Variable Annuity Account B

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Variable Annuity Account B ("Account") is registered under the Investment Com-pany Act of 1940 as a unit investment trust. The Account is sold exclusively for use with annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

The accompanying financial statements of the Account have been prepared in ac-cordance with generally accepted accounting principles.

  A. VALUATION OF INVESTMENTS
  Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on December 31, 1994:

  Aetna Variable Fund                      Insurance Management Series--
  Aetna Income Shares                         Prime Money Fund
  Aetna Variable Encore Fund               Insurance Management Series--
  Aetna Investment Advisers Fund,             Utility Fund
     Inc.                                  Janus Aspen Series--Aggressive
  Aetna GET Fund, Series B                    Growth Portfolio
  Alger American Fund--Alger               Janus Aspen Series--Flexible
     American Small Capitalization            Income Portfolio
     Portfolio                             Janus Aspen Series--Growth
  Calvert Socially Responsible                Portfolio
     Series                                Lexington Emerging Markets Fund,
  Fidelity Investments Variable               Inc.
     Insurance Products Fund--             Lexington Natural Resources Trust
     Equity-Income Portfolio               Neuberger & Berman Advisers
  Fidelity Investments Variable               Management Trust--Growth
     Insurance Products Fund--                Portfolio
     Growth Portfolio                      Scudder Variable Life Investment
  Insurance Management Series--               Fund--International Portfolio
     Corporate Bond Fund                   TCI Portfolios, Inc.--TCI
  Insurance Management Series--               Balanced
     Equity Growth and Income Fund         TCI Portfolios, Inc.--TCI Growth
  Insurance Management Series--U.S.        TCI Portfolios, Inc.--TCI
     Government Bond Fund                     International

  B. OTHER
  Investment transactions are accounted for on a trade-date basis and divi-dend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

  C. FEDERAL INCOME TAXES
  The operations of the Account form a part of, and are taxed with, the total operations of Aetna Life Insurance and Annuity Company ("Company") which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

  D. ANNUITY RESERVES
  Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individ-ual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional re-serves are required, the Company reimburses the Account.

VARIABLE ANNUITY ACCOUNT B

2. VALUATION PERIOD DEDUCTIONS
   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3. DIVIDEND INCOME
   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of the Funds' undistributed net investment income and accumulated net realized gain (loss) on investments is included in net unrealized loss in the Statement of Operations.

   Dividends were received from the following Funds:

                                DATE OF DIVIDEND              SOURCE
              FUND                REINVESTMENT             OF DIVIDENDS
              ----              ----------------           ------------
  Aetna Variable Fund           July 20, 1994      Net investment income and net
                                December 30, 1994  realized gains
 -------------------------------------------------------------------------------
  Aetna Income Shares           July 20, 1994
                                December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Aetna Variable Encore Fund    July 20, 1994
                                December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Aetna Investment Advisers     July 20, 1994      Net investment income and net
     Fund, Inc.                 December 30, 1994  realized gains
 -------------------------------------------------------------------------------
  Aetna Get Fund, Series B                         Net investment income and net
                                December 30, 1994  realized gains
 -------------------------------------------------------------------------------
  Alger American Fund--Alger
     American Small
     Capitalization Portfolio   May 5, 1994        Net realized gains
 -------------------------------------------------------------------------------
  Calvert Socially Responsible
     Series                     December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          October 21, 1994
     Series--Corporate Bond     November 21, 1994
     Fund                       December 21, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management
     Series--Equity Growth and
     Income Fund                December 21, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          October 21, 1994
     Series--U.S. Government    November 21, 1994
     Bond Fund                  December 21, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          November 30, 1994
     Series--Prime Money Fund   December 30, 1994  Net investment income
 -------------------------------------------------------------------------------
  Insurance Management          October 21, 1994
     Series--Utility Fund       November 21, 1994
                                December 21, 1994  Net investment income

VARIABLE ANNUITY ACCOUNT B

3. DIVIDEND INCOME (continued)

                                 DATE OF DIVIDEND             SOURCE
              FUND                 REINVESTMENT            OF DIVIDENDS
              ----               ----------------          ------------
  Janus Aspen Series--
     Aggressive Growth
     Portfolio                  December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Janus Aspen Series--Flexible
     Income Portfolio           December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Janus Aspen Series--Growth
   Portfolio                    December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Lexington Emerging Markets                       Net investment income and net
   Fund, Inc.                   December 29, 1994   realized gains
 -------------------------------------------------------------------------------
  Lexington Natural Resources
   Trust                        December 29, 1994  Net investment income
 -------------------------------------------------------------------------------
  Neuberger & Berman Advisers
   Management Trust--Growth                        Net investment income and net
   Portfolio                    February 11, 1994   realized gains
 -------------------------------------------------------------------------------
  Scudder Variable Life
   Investment Fund--
   International Portfolio      February 28, 1994  Net investment income
 -------------------------------------------------------------------------------
  TCI Portfolios, Inc.--TCI     September 24, 1994
   Balanced                     December 16, 1994  Net investment income
 -------------------------------------------------------------------------------
  TCI Portfolios, Inc.--TCI     April 8, 1994      Net investment income
   Growth

4. PURCHASES AND SALES OF INVESTMENTS
   The cost of purchases and proceeds from sales of investments other than short-term investments for the year ended December 31, 1994 aggregated $342,561,371 and $213,403,512, respectively.

Variable Annuity Account B

CONDENSED FINANCIAL INFORMATION
CHANGE IN VALUE OF ACCUMULATION UNIT -- JANUARY 1, 1994 TO DECEMBER 31, 1994

                                                                                  INCREASE
                                                NET      NET REALIZED            (DECREASE)
                                   VALUE AT  INVESTMENT AND UNREALIZED VALUE AT IN VALUE OF  ANNUITY UNIT
                                   BEGINNING   INCOME   GAIN (LOSS) ON  END OF  ACCUMULATION VALUE AT END
                                    OF YEAR    (LOSS)    INVESTMENTS     YEAR       UNIT     OF YEAR (A)
                                   --------- ---------- -------------- -------- ------------ ------------
AETNA VARIABLE FUND:
 Non-Qualified 1964.............   $117.426   $ 3.539      $(6.137)    $114.828    (2.21%)     $   --
 Non-Qualified I................    132.696     2.261       (5.119)     129.838    (2.15%)      48.373
 Non-Qualified II...............     93.586     3.122       (5.193)      91.515    (2.21%)      46.528
 Non-Qualified III..............     89.593     3.170       (5.125)      87.638    (2.18%)         --
---------------------------------------------------------------------------------------------------------
AETNA INCOME SHARES:
 Non-Qualified I................   $ 41.562   $ 0.774      $(2.822)    $ 39.514    (4.93%)     $21.717
 Non-Qualified II...............     43.469     0.870       (3.037)      41.302    (4.99%)      24.646
 Non-Qualified III..............     42.014     0.887       (2.982)      39.919    (4.99%)         --
---------------------------------------------------------------------------------------------------------
AETNA VARIABLE ENCORE FUND:
 Non-Qualified I................   $ 34.957   $ 0.147      $ 0.854     $ 35.958     2.86%      $   --
 Non-Qualified II...............     35.605     0.244        0.753       36.602     2.80%          --
 Non-Qualified III..............     33.511     0.270        0.669       34.450     2.80%          --
---------------------------------------------------------------------------------------------------------
AETNA INVESTMENT ADVISERS FUND, INC.:
 Non-Qualified I................   $ 14.543   $ 0.347      $(0.591)    $ 14.299    (1.68%)     $11.326
 Non-Qualified II...............     14.503     0.348       (0.599)      14.252    (1.73%)      11.296
 Non-Qualified III..............     14.462     0.348       (0.592)      14.218    (1.69%)         --
---------------------------------------------------------------------------------------------------------
TCI PORTFOLIOS, INC--TCI GROWTH:
 Non-Qualified II...............   $ 10.473   $(0.124)     $(0.136)    $ 10.213    (2.48%)     $   --
 Non-Qualified III..............     10.373    (0.123)      (0.127)      10.123    (2.41%)         --
---------------------------------------------------------------------------------------------------------

Condensed financial information for Aetna GET Fund, Series B, Alger American Fund--Alger American Small Capitalization Portfolio, Calvert Socially Responsible Series, Fidelity Investments Variable Insurance Products Fund-- Equity--Income Portfolio, Fidelity Investments Variable Insurance Products Fund--Growth Portfolio, Insurance Management Series--Corporate Bond Fund, Insurance Management Series--Equity Growth and Income Fund, Insurance Management Series--U.S. Government Bond Fund, Insurance Management Series-- Prime Money Fund, Insurance Management Series--Utility Fund, Janus Aspen Series--Aggressive Growth Portfolio, Janus Aspen Series--Flexible Income Portfolio, Janus Aspen Series--Growth Portfolio, Lexington Emerging Markets Fund, Inc., Lexington Natural Resources Trust, Neuberger & Berman Advisers Management Trust--Growth Portfolio, Scudder Variable Life Investment Fund-- International Portfolio, TCI Portfolios, Inc.--TCI Balanced, TCI Portfolios, Inc.--International has been omitted as it only pertains to those individuals in the Aetna Growth Plus and Marathon Plus programs.

NON-QUALIFIED 1964   Individual contracts issued from December 1, 1964 to
                     March 14, 1967.
NON-QUALIFIED I      Individual contracts issued in connection with deferred
                     compensation plans from March 15, 1967 through April 30,
                     1975; other individual contracts issued from March 15, 1967 through October 31, 1975; and group contracts issued from
                     March 15, 1967 to December 31, 1975.
NON-QUALIFIED II     Individual contracts issued in connection with deferred
                     compensation plans since May 1, 1975; other individual
                     contracts issued since November 1, 1975; and group
                     contracts issued since January 1, 1976.
NON-QUALIFIED III    Group contracts issued in connection with deferred
                     compensation plans for tax-exempt organizations
                     (non-governmental only) since May 3, 1982.

(a) The annuity unit is a statistical device used to calculate variable annuity payments. Each variable annuity payment is determined by multiplying the current annuity unit value by the number of annuity units credited to the annuitant at the commencement of the annuity period. At this time, only Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are available for variable annuity payments.

                       CONSOLIDATED FINANCIAL STATEMENTS
           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

                                     INDEX

                                                                           PAGE
                                                                           ----
Independent Auditors' Report.............................................. F-2
Consolidated Financial Statements:
  Consolidated Statements of Income for the Years Ended December 31, 1994,
   1993 and 1992.......................................................... F-3
  Consolidated Balance Sheets as of December 31, 1994 and 1993............ F-4
  Consolidated Statements of Shareholder's Equity for the Years Ended
   December 31, 1994, 1993 and 1992....................................... F-5
  Consolidated Statements of Cash Flows for the Years Ended December 31,
   1994, 1993 and 1992.................................................... F-6
  Notes to Consolidated Financial Statements.............................. F-7

                          INDEPENDENT AUDITOR'S REPORT

The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiaries at December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 1993 the Company changed its methods of accounting for certain investments in debt and equity securities and reinsurance contracts. In 1992, the Company changed its method of accounting for income taxes and postretirement benefits other than pensions.

                                          KPMG Peat Marwick LLP

Hartford, Connecticut
February 7, 1995

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                       CONSOLIDATED STATEMENTS OF INCOME
                                   (MILLIONS)

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      1994     1993     1992
                                                    -------- -------- --------
Revenue:
  Premiums......................................... $  124.2 $   82.1 $   72.5
  Charges assessed against policyholders...........    279.0    251.5    235.4
  Net investment income............................    917.2    911.9    848.1
  Net realized capital gains.......................      1.5      9.5     13.4
  Other income.....................................     10.3      9.5      6.7
                                                    -------- -------- --------
    Total revenue..................................  1,332.2  1,264.5  1,176.1
                                                    -------- -------- --------
Benefits and expenses:
  Current and future benefits......................    852.4    806.4    761.6
  Operating expenses...............................    227.2    201.3    213.5
  Amortization of deferred policy acquisition
   costs...........................................     36.1     37.7     32.9
                                                    -------- -------- --------
    Total benefits and expenses....................  1,115.7  1,045.4  1,008.0
                                                    -------- -------- --------
Income before federal income taxes and cumulative
 effect adjustments................................    216.5    219.1    168.1
  Federal income taxes.............................     71.2     76.2     54.9
                                                    -------- -------- --------
Income before cumulative effect adjustments........    145.3    142.9    113.2
Cumulative effect adjustments, net of tax:
  Change in accounting for income taxes............      --       --      22.8
  Change in accounting for postretirement benefits
   other than pensions.............................      --       --     (13.2)
                                                    -------- -------- --------
Net income......................................... $  145.3 $  142.9 $  122.8
                                                    ======== ======== ========


See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                          CONSOLIDATED BALANCE SHEETS
                                   (MILLIONS)

                                                                   DECEMBER 31,
                                                                --------------------
ASSETS                                                            1994       1993
------                                                          ---------  ---------
Investments:
  Debt securities, available for sale:
   (amortized cost: $10,577.8 and $9,783.9).................... $10,191.4  $10,531.0
  Equity securities, available for sale:
   Non-redeemable preferred stock (cost: $43.3 and $38.3)......      47.2       45.9
   Investment in affiliated mutual funds (cost: $187.2 and
    $122.4)....................................................     181.9      126.7
  Short-term investments.......................................      98.0       22.6
  Mortgage loans...............................................       9.9       10.1
  Policy loans.................................................     248.7      202.7
  Limited partnership..........................................      24.4        --
                                                                ---------  ---------
      Total investments........................................  10,801.5   10,939.0
Cash and cash equivalents......................................     623.3      536.1
Accrued investment income......................................     142.2      124.7
Premiums due and other receivables.............................      75.8       67.0
Deferred policy acquisition costs..............................   1,172.0    1,061.0
Reinsurance loan to affiliate..................................     690.3      711.0
Other assets...................................................      15.9       12.6
Separate Accounts assets.......................................   7,420.8    6,684.3
                                                                ---------  ---------
      Total assets............................................. $20,941.8  $20,135.7
                                                                =========  =========
LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
  Future policy benefits....................................... $ 2,968.1  $ 2,741.8
  Unpaid claims and claim expenses.............................      23.8       27.2
  Policyholders' funds left with the Company...................   8,901.6    9,003.9
                                                                ---------  ---------
      Total insurance liabilities..............................  11,893.5   11,698.7
  Other liabilities............................................     302.1      229.7
  Federal income taxes:
    Current....................................................       3.4       40.6
    Deferred...................................................     233.5      161.5
  Separate Accounts liabilities................................   7,420.8    6,684.3
                                                                ---------  ---------
      Total liabilities........................................  19,853.3   18,889.0
                                                                ---------  ---------
Shareholder's equity:
  Common capital stock, par value $50 (100,000 shares autho-
   rized; 55,000 shares issued and outstanding)................       2.8        2.8
  Paid-in capital..............................................     407.6      407.6
  Net unrealized capital gains (losses)........................    (189.0)     114.5
  Retained earnings............................................     867.1      721.8
                                                                ---------  ---------
      Total shareholder's equity...............................   1,088.5    1,246.7
                                                                ---------  ---------
      Total liabilities and shareholder's equity............... $20,941.8  $20,135.7
                                                                =========  =========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (MILLIONS)

                                                      YEARS ENDED DECEMBER 31,
                                                      -------------------------
                                                        1994      1993    1992
                                                      --------  -------- ------
Shareholder's equity, beginning of year.............. $1,246.7  $  990.1 $867.4
Net change in unrealized capital gains (losses)......   (303.5)    113.7   (0.1)
Net income...........................................    145.3     142.9  122.8
                                                      --------  -------- ------
Shareholder's equity, end of year.................... $1,088.5  $1,246.7 $990.1
                                                      ========  ======== ======



See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (MILLIONS)

                                                 YEARS ENDED DECEMBER 31,
                                               -------------------------------
                                                 1994       1993       1992
                                               ---------  ---------  ---------
Cash Flows from Operating Activities:
  Net income.................................. $   145.3  $   142.9  $   122.8
  Cumulative effect adjustments...............       --         --        (9.6)
  Increase in accrued investment income.......     (17.5)     (11.1)      (8.7)
  (Increase) decrease in premiums due and
   other receivables..........................       1.3       (5.6)     (19.9)
  Increase in policy loans....................     (46.0)     (36.4)     (32.4)
  Increase in deferred policy acquisition
   costs......................................     (96.5)     (60.5)     (60.8)
  Decrease in reinsurance loan to affiliate...      27.8       31.8       37.8
  Net increase in universal life account
   balances...................................     164.7      126.4      130.8
  Increase in other insurance reserve
   liabilities................................      65.7       86.1       20.5
  Net increase in other liabilities and other
   assets.....................................      53.9        7.0       20.2
  Decrease in federal income taxes............     (11.7)      (3.7)     (11.8)
  Net accretion of discount on bonds..........     (77.9)     (88.1)     (75.2)
  Net realized capital gains..................      (1.5)      (9.5)     (13.4)
  Other, net..................................      (1.0)       0.2       (0.2)
                                               ---------  ---------  ---------
    Net cash provided by operating activities.     206.6      179.5      100.1
                                               ---------  ---------  ---------
Cash Flows from Investing Activities:
  Proceeds from sales of:
    Debt securities available for sale........   3,593.8      473.9      543.3
    Equity securities.........................      93.1       89.6       50.6
  Investment maturities and collections of:
    Debt securities available for sale........   1,289.2    2,133.3    1,179.2
    Short-term investments....................      30.4       19.7        5.0
  Cost of investment purchases in:
    Debt securities...........................  (5,621.4)  (3,669.2)  (2,612.2)
    Equity securities.........................    (162.5)    (157.5)     (63.0)
    Short-term investments....................    (106.1)     (41.3)      (5.0)
    Limited partnership.......................     (25.0)       --         --
                                               ---------  ---------  ---------
      Net cash used for investing activities..    (908.5)  (1,151.5)    (902.1)
                                               ---------  ---------  ---------
Cash Flows from Financing Activities:
  Deposits and interest credited for
   investment contracts.......................   1,737.8    2,117.8    1,619.6
  Withdrawals of investment contracts.........    (948.7)  (1,000.3)    (767.7)
                                               ---------  ---------  ---------
      Net cash provided by financing
       activities.............................     789.1    1,117.5      851.9
                                               ---------  ---------  ---------
Net increase in cash and cash equivalents.....      87.2      145.5       49.9
Cash and cash equivalents, beginning of year..     536.1      390.6      340.7
                                               ---------  ---------  ---------
Cash and cash equivalents, end of year........ $   623.3  $   536.1  $   390.6
                                               =========  =========  =========
Supplemental cash flow information:
  Income taxes paid, net...................... $    82.6  $    79.9  $    54.0
                                               =========  =========  =========

See Notes to Consolidated Financial Statements.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       DECEMBER 31, 1994, 1993, AND 1992

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiaries, Aetna Insurance Company of America, Systematized Benefits Administrators, Inc., Aetna Private Capital, Inc. and Aetna Investment Services, Inc. (collectively, the "Company"). Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Life and Casualty Company ("Aetna").

The consolidated financial statements have been prepared in conformity with generally accepted accounting principles. Intercompany transactions have been eliminated. Certain reclassifications have been made to 1993 and 1992 financial information to conform to the 1994 presentation.

The Company offers a wide range of life insurance products and annuity contracts with variable and fixed accumulation and payout options. The Company also provides investment advisory and other services to affiliated mutual funds.

Accounting Changes

 Accounting for Certain Investments in Debt and Equity Securities

On December 31, 1993, the Company adopted Financial Accounting Standard ("FAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities, which requires the classification of debt securities into three categories:
"held to maturity", which are carried at amortized cost; "available for sale", which are carried at fair value with changes in fair value recognized as a component of shareholder's equity; and "trading", which are carried at fair value with immediate recognition in income of changes in fair value.

Initial adoption of this standard resulted in a net increase of $106.8 million, net of taxes of $57.5 million, to net unrealized gains in shareholder's equity. These amounts exclude gains and losses allocable to experience-rated (including universal life) contractholders. Adoption of FAS No. 115 did not have a material effect on deferred policy acquisition costs.

 Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts

During 1993, the Company adopted FAS No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, retroactive to January 1, 1993. Reinsurance recoverables (previously reported as a reduction in insurance reserve liabilities) and reinsurance receivables and ceded unearned premiums are included in premiums due and other receivables. The adoption of FAS No. 113 did not have a material impact on the Company's 1993 Consolidated Financial Statements.

 Accounting for Income Taxes

The Company adopted FAS No. 109, Accounting for Income Taxes, in 1992, retroactive to January 1, 1992. A cumulative effect benefit of $22.8 million related to the adoption of this standard is reflected in the 1992 Consolidated Statement of Income.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

 Postretirement Benefits Other Than Pensions

FAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions, required that employers accrue the cost and recognize the liability for providing non-pension benefits to retired employees and agents. Aetna and the Company implemented FAS No. 106 in 1992, retroactive to January 1, 1992 on the immediate recognition basis. The cumulative effect charge for all Aetna employees was reflected in Aetna's 1992 Statement of Income. A cumulative effect charge of $13.2 million, net of taxes of $7.1 million, related to the adoption of this standard for Company agents is reflected in the Company's 1992 Consolidated Statement of Income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of ninety days or less when purchased.

Investments

 Debt Securities

At December 31, 1994 and 1993, all of the Company's debt securities are classified as available for sale and carried at fair value. These securities are written down (as realized losses) for other than temporary decline in value. Unrealized gains and losses related to these securities, after deducting amounts allocable to experience-rated contractholders and related taxes, are reflected in shareholder's equity.

Fair values for debt securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

Purchases and sales of debt securities are recorded on the trade date.

 Equity Securities

Equity securities are classified as available for sale and carried at fair value based on quoted market prices or dealer quotations. Equity securities are written down (as realized losses) for other than temporary declines in value. Unrealized gains and losses related to such securities are reflected in shareholder's equity. Purchases and sales are recorded on the trade date.

The investment in affiliated mutual funds represents an investment in the Aetna Series Fund, Inc., a retail mutual fund which has been seeded by the Company, and is carried at fair value.

 Mortgage Loans and Policy Loans

Mortgage loans and policy loans are carried at unpaid principal balances net of valuation reserves, which approximates fair value, and are generally secured. Purchases and sales of mortgage loans are recorded on the closing date.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) Limited Partnership

The Company's limited partnership investment is carried at the amount invested plus the Company's share of undistributed operating results and unrealized gains (losses), which approximates fair value.

 Short-Term Investments

Short-term investments, consisting primarily of money market instruments and other debt issues purchased with an original maturity of over ninety days and less than one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

Deferred Policy Acquisition Costs

Certain costs of acquiring insurance business have been deferred. These costs, all of which vary with and are primarily related to the production of new business, consist principally of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods. For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits. These costs are amortized over twenty years for annuity pension contracts, and over the contract period for universal life contracts. Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits would not be adequate to cover related losses and expenses.

Insurance Reserve Liabilities

The Company's liabilities include reserves related to fixed ordinary life, fixed universal life and fixed annuity contracts. Reserves for future policy benefits for fixed ordinary life contracts are computed on the basis of assumed investment yield, assumed mortality, withdrawals and expenses, including a margin for adverse deviation, which generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 10.50%. Assumed investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

Reserves for fixed universal life (included in Future Policy Benefits) and fixed deferred annuity contracts (included in Policyholders' Funds Left With the Company) are equal to the fund value. The fund value is equal to cumulative deposits less charges plus credited interest thereon, without reduction for possible future penalties assessed on premature withdrawal. For guaranteed interest options, the interest credited ranged from 4.00% to 5.85% in 1994 and 4.00% to 7.68% in 1993. For all other fixed options, the interest credited ranged from 5.00% to 7.50% in 1994 and 5.00% to 9.25% in 1993.

Reserves for fixed annuity contracts in the annuity period and for future amounts due under settlement options are computed actuarially using the Progressive Annuity Table (modified), the Annuity Table for 1949, the 1971 Individual Annuity Mortality Table, the 1971 Group Annuity Mortality Table, the 1983 Individual Annuity Mortality Table and the 1983 Group Annuity Mortality Table, at assumed interest rates ranging from 3.5% to 9.5%. Reserves relating to contracts with life contingencies are included in Future Policy Benefits. For other contracts, the reserves are reflected in Policyholders' Funds Left With the Company.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

Premiums are recorded as revenue when due for fixed ordinary life contracts. Charges assessed against policyholders' funds for cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue for universal life and certain annuity contracts. Policy benefits and expenses are recorded in relation to the associated premiums or gross profit so as to result in recognition of profits over the expected lives of the contracts.

Separate Accounts

Assets held under variable universal life, variable life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, or The Aetna Series Fund Inc., which are managed by the Company or other selected mutual funds not managed by the Company.

Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option which is offered through a Separate Account. The assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $149.7 million for 1994 (fair value $146.3 million) and $31.2 million for 1993 (fair value $33.3 million), since the Company bears the investment risk where the contract is held to maturity. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.5% to 8.38% in 1994 and from 4% to 9.45% in 1993. Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains (losses) of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains (losses) on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Federal Income Taxes

The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
2. INVESTMENTS

Investments in debt securities available for sale as of December 31, 1994 were as follows:

                                                   GROSS      GROSS
                                       AMORTIZED UNREALIZED UNREALIZED   FAIR
                                         COST      GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
                                                      (millions)
U.S. Treasury securities and obliga-
 tions of U.S government agencies and
 corporations........................  $ 1,396.1   $  2.0     $ 84.2   $ 1,313.9
Obligations of states and political
 subdivisions........................       37.9      1.2        --         39.1
U.S. Corporate securities:
  Financial..........................    2,216.9      3.8      109.4     2,111.3
  Utilities..........................      100.1      --         7.9        92.2
  Other..............................    1,344.3      6.0       67.9     1,282.4
                                       ---------   ------     ------   ---------
    Total U.S. Corporate securities..    3,661.3      9.8      185.2     3,485.9
Foreign securities:
  Government.........................      434.4      1.2       33.9       401.7
  Financial..........................      368.2      1.1       23.0       346.3
  Utilities..........................      204.4      2.5        9.5       197.4
  Other..............................       46.3      0.8        1.5        45.6
                                       ---------   ------     ------   ---------
    Total Foreign securities.........    1,053.3      5.6       67.9       991.0
Residential mortgage-backed securi-
 ties:
  Residential pass-throughs..........      627.1     81.5        5.0       703.6
  Residential CMOs...................    2,671.0     32.9      139.4     2,564.5
                                       ---------   ------     ------   ---------
Total Residential mortgage-backed se-
 curities............................    3,298.1    114.4      144.4     3,268.1
Commercial/Multifamily mortgage-
 backed securities...................      435.0      0.2       21.3       413.9
                                       ---------   ------     ------   ---------
    Total Mortgage-backed securities.    3,733.1    114.6      165.7     3,682.0
Other loan-backed securities.........      696.1      0.2       16.8       679.5
                                       ---------   ------     ------   ---------
Total debt securities available for
 sale................................  $10,577.8   $133.4     $519.8   $10,191.4
                                       =========   ======     ======   =========

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

  Investments in debt securities available for sale as of December 31, 1993 were as follows:

                                                   GROSS      GROSS
                                       AMORTIZED UNREALIZED UNREALIZED   FAIR
                                         COST      GAINS      LOSSES     VALUE
                                       --------- ---------- ---------- ---------
                                                      (millions)
U.S. Treasury securities and obliga-
 tions of U.S. government agencies
 and corporations....................  $  827.2    $ 19.4     $ 6.6    $   840.0
Obligations of states and political
 subdivisions........................       0.5       --        --           0.5
U.S. Corporate securities:
  Financial..........................     983.3      49.2       0.7      1,031.8
  Utilities..........................     141.2      12.4       --         153.6
  Other..............................     704.3      51.6       2.3        753.6
                                       --------    ------     -----    ---------
      Total U.S. Corporate securi-
       ties..........................   1,828.8     113.2       3.0      1,939.0
Foreign securities:
  Government.........................     289.1      31.7       0.5        320.3
  Financial..........................     365.8      18.5       0.9        383.4
  Utilities..........................     206.2      28.9       0.1        235.0
  Other..............................      30.4       1.3       0.8         30.9
                                       --------    ------     -----    ---------
      Total Foreign securities.......     891.5      80.4       2.3        969.6
Residential mortgage-backed securi-
 ties:
  Residential pass-throughs..........   1,125.0     218.1       1.7      1,341.4
  Residential CMOs...................   4,868.7     318.1       1.1      5,185.7
                                       --------    ------     -----    ---------
Total Residential mortgage-backed se-
 curities............................   5,993.7     536.2       2.8      6,527.1
Commercial/Multifamily mortgage-
 backed securities...................     193.0      13.4       0.8        205.6
                                       --------    ------     -----    ---------
      Total Mortgage-backed securi-
       ties..........................   6,186.7     549.6       3.6      6,732.7
Other loan-backed securities.........      49.2       0.2       0.2         49.2
                                       --------    ------     -----    ---------
Total debt securities available for
 sale................................  $9,783.9    $762.8     $15.7    $10,531.0
                                       ========    ======     =====    =========

At December 31, 1994 and 1993, net unrealized appreciation (depreciation) of $(386.4) million and $747.1 million, respectively, on available for sale debt securities included $(308.6) million and $582.8 million, respectively, related to experience-rated contractholders, which were not included in shareholder's equity.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The amortized cost and fair value of debt securities for the year ended December 31, 1994 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                                            AMORTIZED   FAIR
                                                              COST      VALUE
                                                            --------- ---------
                                                                (millions)
      Due to mature:
        One year or less................................... $   103.9 $   103.5
        After one year through five years..................   1,965.6   1,920.0
        After five years through ten years.................   2,371.3   2,207.0
        After ten years....................................   1,707.8   1,599.4
        Mortgage-backed securities.........................   3,733.1   3,682.0
        Other loan-backed securities.......................     696.1     679.5
                                                            --------- ---------
          Total............................................ $10,577.8 $10,191.4
                                                            ========= =========

At December 31, 1994 and 1993, debt securities carried at $7.0 million and $7.3 million, respectively, were on deposit as required by regulatory authorities.

The valuation reserve for mortgage loans was $3.1 million and $4.2 million at December 31, 1994 and 1993, respectively. The carrying value of non-income producing investments was $0.2 million and $34.3 million at December 31, 1994 and 1993, respectively.

Investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1994 are as follows:

                                                               AMORTIZED  FAIR
      DEBT SECURITIES                                            COST    VALUE
      ---------------                                          --------- ------
                                                                  (millions)
      General Electric Capital Corporation....................  $264.9   $252.1
      General Motors Corporation..............................   167.8    161.7
      Society National Bank...................................   152.8    143.7
      Ford Motor Company......................................   144.7    142.3
      Associates Corporation of North America.................   132.9    131.1
      First Deposit Master Trust 1994-1A......................   114.9    112.1

The portfolio of debt securities at December 31, 1994 and 1993 included $318 million and $329 million, respectively, (3% of the debt securities for both years) of investments that are considered "below investment grade". "Below investment grade" securities are defined to be securities that carry a rating below BBB-/Baa3, by Standard & Poors/Moody's Investor Services, respectively. Of these below investment grade assets, $32 million and $39 million, at December 31, 1994 and 1993, respectively, were investments that were purchased at investment grade, but whose ratings have since been downgraded.

Included in residential mortgage-back securities are collateralized mortgage obligations ("CMOs") with carrying values of $2.6 billion and $5.2 billion at December 31, 1994 and 1993, respectively. The $2.6 billion decline in CMOs from December 31, 1993 to December 31, 1994 was related primarily to sales

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) and principal repayments. CMO sales of $1.6 billion resulted in net realized capital gains of $35 million of which $23 million was allocated to experience-rated contracts. The Company's CMO exposure was reduced as a result of changes in their risk and return characteristics and to better diversify the risk profile of the Company's assets. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates whereby the CMOs would be subject to repayments of principal earlier or later than originally anticipated. At December 31, 1994 and 1993, approximately 85% and 93%, respectively, of the Company's CMO holdings consisted of sequential and planned amortization class ("PAC") debt securities which are subject to less prepayment and extension risk than other CMO instruments. At December 31, 1994 and 1993, approximately 82% of the Company's CMO holdings were collateralized by residential mortgage loans, on which the timely payment of principal and interest was backed by specified government agencies (e.g., GNMA, FNMA, FHLMC).

If due to declining interest rates, principal was to be repaid earlier than originally anticipated, the Company could be affected by a decrease in investment income due to the reinvestment of these funds at a lower interest rate. Such prepayments may result in a duration mismatch between assets and liabilities which could be corrected as cash from prepayments could be reinvested at an appropriate duration to adjust the mismatch.

Conversely, if due to increasing interest rates, principal was to be repaid slower than originally anticipated, the Company could be affected by a decrease in cash flow which reduces the ability to reinvest expected principal repayments at higher interest rates. Such slower payments may result in a duration mismatch between assets and liabilities which could be corrected as available cash flow could be reinvested at an appropriate duration to adjust the mismatch.

At December 31, 1994 and 1993, 4% and 3%, respectively, of the Company's CMO holdings consisted of interest-only strips (IOs) or principal-only strips
(POs). IOs receive payments of interest and POs receive payments of principal on the underlying pool of mortgages. The risk inherent in holding POs is extension risk related to dramatic increases in interest rates whereby the future payments due on POs could be repaid much slower than originally anticipated. The extension risks inherent in holding POs, PACs and sequentials was mitigated by purchasing offsetting positions in IOs. During dramatic increases in interest rates, IOs would generate more future payments than originally anticipated.

The risk inherent in holding IOs is prepayment risk related to dramatic decreases in interest rates whereby future IO cash flows could be much less than originally anticipated and in some cases could be less than the original cost of the IO. The risks inherent in IOs are mitigated by holding offsetting positions in PO's, PACs, and sequentials. During dramatic decreases in interest rates POs, PACs and sequentials would generate future cash flows much quicker than originally anticipated.

In 1993, due to declining interest rates and prepayments on the underlying pool of mortgages, the amortized cost on IO's was written down by $85.4 million. IO writedowns of $4.7 million, net of $80.7 million allocated to experience-rated contracts, were reflected in 1993 net realized capital gains (losses). In 1994, due to increasing interest rates, unrealized gains on IO's increased from $0.5 million at December 31, 1993 to $17.8 million at December 31, 1994. Conversely, unrealized gains on POs decreased from $36.7 million at December 31, 1993 to $5.3 million at December 31, 1994. 1994 net realized gains (losses) included net gains of $10.0 million as a result of sales of IOs and POs (including amounts allocated to experience-rated contractholders).

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The Company did not use derivative instruments (ie., futures, forward contracts, interest swaps, etc.) for hedging or any other purposes in 1994 or 1993.

The Company does hold investments in certain debt and equity securities with derivative characteristics (ie., including the fact that their market value is at least partially determined by, among other things, levels of or changes in interest rates, prepayment rates, equity markets or credit ratings/spreads).

The amortized cost and fair value of these securities, included in the $10.8 billion investment portfolio, as of December 31, 1994 was as follows:

                                                            AMORTIZED   FAIR
                                                              COST     VALUE
                                                            --------- --------
                                                                (millions)
      Collateralized mortgage obligations (including
       interest-only and principal-only strips)............ $2,671.0  $2,564.5
      Treasury and agency strips:
        Principal..........................................     20.7      21.6
        Interest...........................................    104.2      90.2
      Mandatorily convertible preferred stock..............     12.1      11.6

Investments in available for sale equity securities were as follows:

                                                     GROSS      GROSS
                                                   UNREALIZED UNREALIZED  FAIR
                                            COST     GAINS      LOSSES    VALUE
                                           ------- ---------- ---------- -------
                                                        (millions)
   1994
   Equity Securities...................... $ 230.5   $ 6.5       $7.9    $ 229.1
                                           -------   -----       ----    -------
   1993
   Equity Securities...................... $ 160.7   $12.0       $0.1    $ 172.6
                                           -------   -----       ----    -------

At December 31, 1994 and 1993, 91% of outstanding policy loans had fixed interest rates. The fixed interest rates for annuity policy loans ranged from 1% to 3% for individual annuity policies in both 1994 and 1993. The fixed interest rates for individual life policy loans ranged from 5% to 8% in 1994 and 6% to 8% in 1993. The remaining outstanding policy loans had variable interest rates averaging 8% in 1994 and 1993. Investment income from policy loans was $11.5 million, $10.8 million and $9.5 million in 1994, 1993 and 1992, respectively.

Off-Balance Sheet Financial Instruments

At December 31, 1993, the Company had $149.0 million in outstanding forward commitments to purchase mortgage-backed securities at a specified future date and at a specified price or yield. These instruments involve elements of market risk whereby future changes in market prices may make a financial instrument less valuable. However, the difference between the fair value at which the commitments can be settled, and the contractual value of these securities, was immaterial at December 31, 1993. There were no outstanding forward commitments at December 31, 1994.

There were no material concentrations of off-balance sheet financial instruments at December 31, 1994 and 1993.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
3. CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between proceeds received from investments sold or prepaid, and amortized cost. Net realized capital gains as reflected in the Consolidated Statements of Income are after deductions for net realized capital gains (losses) allocated to experience-rated contracts of $(29.1) million, $(54.8) million and $36.1 million for the years ended December 31, 1994, 1993, and 1992, respectively. Net realized capital gains (losses) allocated to experience-rated contracts are deferred and subsequently reflected in credited rates on an amortized basis. Net unamortized gains (losses), reflected as a component of Policyholders' Funds Left With the Company, were $(50.7) million and $(16.5) million at the end of December 31, 1994 and 1993, respectively.

Changes to the mortgage loan valuation reserve and writedowns on debt securities are included in net realized capital gains (losses) and amounted to $1.1 million and $(98.5) million, of which $0.8 million and $(91.5) million were allocable to experience-rated contractholders, for the years ended December 31, 1994 and 1993, respectively. There were no changes to the valuation reserve or writedowns in 1992. The 1993 losses were primarily related to writedowns of interest-only mortgage-backed securities to their fair value.

Net realized capital gains (losses) on investments, net of amounts allocated to experience-rated contracts, were as follows:

                                                               1994 1993  1992
                                                               ---- ----  -----
                                                                 (millions)
   Debt securities............................................ $1.0 $9.6  $12.9
   Equity securities..........................................  0.2   .1    0.5
   Mortgage loans.............................................  0.3 (0.2)   --
                                                               ---- ----  -----
   Pretax realized capital gains.............................. $1.5 $9.5  $13.4
                                                               ==== ====  =====
   After-tax realized capital gains........................... $1.0 $6.2  $ 8.8
                                                               ==== ====  =====

Gross gains of $26.6 million, $33.3 million and $13.9 million and gross losses of $25.6 million, $23.7 million and $1.0 million were realized from the sales of investments in debt securities in 1994, 1993 and 1992, respectively.

Changes in unrealized capital gains (losses), excluding changes in unrealized capital gains (losses) related to experience-rated contracts, for the years ended December 31, were as follows:

                                                          1994     1993  1992
                                                         -------  ------ -----
                                                              (millions)
   Debt securities...................................... $(242.1) $164.3 $ --
   Equity securities....................................   (13.3)   10.6  (0.1)
   Limited partnership..................................    (1.8)    --    --
                                                         -------  ------ -----
                                                          (257.2)  174.9  (0.1)
   Deferred federal income taxes (See Note 6)...........    46.3    61.2   --
                                                         -------  ------ -----
   Net change in unrealized capital gains (losses)...... $(303.5) $113.7 $(0.1)
                                                         =======  ====== =====

The net change in unrealized capital gains (losses) on debt securities in 1994 and 1993 resulted from the adoption of FAS No. 115. For the year ended December 31, 1992, debt securities were carried at

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) amortized cost. The unrecorded net appreciation for debt securities carried at amortized cost (including amounts allocable to experience-rated contracts) amounted to $612.4 million at December 31, 1992.

Net unrealized capital gains (losses) allocable to experience-rated contracts of $(308.6) million and $582.8 million at December 31, 1994 and 1993, respectively, are not included in shareholder's equity. These amounts are reflected on the Consolidated Balance Sheet in policyholders' funds left with the Company.

Shareholder's equity included the following unrealized capital gains (losses), which are net of amounts allocable to experience-rated contractholders, at December 31:

                                                         1994     1993    1992
                                                        -------  ------  ------
                                                             (millions)
   Debt securities
     Gross unrealized capital gains.................... $  27.4  $164.3  $  --
     Gross unrealized capital losses...................  (105.2)    --      --
                                                        -------  ------  ------
                                                          (77.8)  164.3     --
   Equity securities
     Gross unrealized capital gains....................     6.5    12.0     2.0
     Gross unrealized capital losses...................    (7.9)   (0.1)   (0.7)
                                                        -------  ------  ------
                                                           (1.4)   11.9     1.3
   Limited Partnership
     Gross unrealized capital gains....................     --      --      --
     Gross unrealized capital losses...................    (1.8)    --      --
                                                        -------  ------  ------
                                                           (1.8)    --      --
   Deferred federal income taxes (See Note 6)..........   108.0    61.7     0.5
                                                        -------  ------  ------
   Net unrealized capital gains (losses)............... $(189.0) $114.5  $  0.8
                                                        =======  ======  ======

4. NET INVESTMENT INCOME

Sources of net investment income were as follows:

                                                      1994    1993    1992
                                                     ------  ------  ------
                                                          (millions)
   Debt securities.................................. $823.9  $828.0  $763.7
   Preferred stock..................................    3.9     2.3     2.8
   Investment in affiliated mutual funds............    5.2     2.9     3.2
   Mortgage loans...................................    1.4     1.5     1.8
   Policy loans.....................................   11.5    10.8     9.5
   Reinsurance loan to affiliate....................   51.5    53.3    56.7
   Cash equivalents.................................   29.5    16.8    16.6
   Other............................................    6.7     7.7     6.4
                                                     ------  ------  ------
   Gross investment income..........................  933.6   923.3   860.7
   Less investment expenses.........................  (16.4)  (11.4)  (12.6)
                                                     ------  ------  ------
   Net investment income............................ $917.2  $911.9  $848.1
                                                     ======  ======  ======

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Net investment income includes amounts allocable to experience-rated contractholders of $677.1 million, $661.3 million and $604.0 million for the years ended December 31, 1994, 1993 and 1992, respectively. Interest credited to contractholders is included in Current and Future Benefits.

5. DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The amount of dividends that may be paid to the shareholder in 1995 without prior approval by the Insurance Commissioner of the State of Connecticut is $70.9 million.

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's equity those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $70.9 million, $77.6 million and $62.5 million for the years ended December 31, 1994, 1993 and 1992, respectively. Statutory shareholder's equity was $615.0 million and $574.4 million as of December 31, 1994 and 1993, respectively.

As of December 31, 1994, the Company does not utilize any statutory accounting practices which are not prescribed by insurance regulators that, individually or in the aggregate, materially affect statutory shareholder's equity.

6. FEDERAL INCOME TAXES

The Company is included in the consolidated federal income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes in the consolidated return.

As discussed in Note 1, the Company adopted FAS No. 109 as of January 1, 1992 resulting in a cumulative effect benefit of $22.8 million.

In August 1993, the Omnibus Budget Reconciliation Act of 1993 (OBRA) was enacted which resulted in an increase in the federal corporate tax rate from 34% to 35% retroactive to January 1, 1993. The enactment of OBRA resulted in an increase in the deferred tax liability of $3.4 million at date of enactment, which is included in the 1993 deferred tax expense.

Components of income tax expense (benefits) were as follows:

                                                          1994    1993    1992
                                                         ------  ------  ------
                                                              (millions)
   Current taxes (benefits):
     Income from operations............................. $ 78.7  $ 87.1  $ 68.0
     Net realized capital gains.........................  (33.2)   18.1    18.1
                                                         ------  ------  ------
                                                           45.5   105.2    86.1
                                                         ------  ------  ------
   Deferred taxes (benefits):
     Income from operations.............................   (8.0)  (14.2)  (17.7)
     Net realized capital gains.........................   33.7   (14.8)  (13.5)
                                                         ------  ------  ------
                                                           25.7   (29.0)  (31.2)
                                                         ------  ------  ------
       Total............................................ $ 71.2  $ 76.2  $ 54.9
                                                         ======  ======  ======

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
Income tax expense was different from the amount computed by applying the federal income tax rate to income before federal income taxes for the following reasons:

                                                          1994    1993    1992
                                                         ------  ------  ------
                                                              (millions)
   Income before federal income taxes................... $216.5  $219.1  $168.1
   Tax rate.............................................     35%     35%     34%
                                                         ------  ------  ------
   Application of the tax rate..........................   75.8    76.7    57.2
                                                         ------  ------  ------
   Tax effect of:
     Excludable dividends...............................   (8.6)   (8.7)   (6.4)
     Tax reserve adjustments............................    2.9     4.7     5.1
     Reinsurance transaction............................    1.9    (0.2)   (0.5)
     Tax rate change on deferred liabilities............    --      3.7     --
     Other, net.........................................   (0.8)    --     (0.5)
                                                         ------  ------  ------
       Income tax expense............................... $ 71.2  $ 76.2  $ 54.9
                                                         ======  ======  ======

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities under FAS No. 109 at December 31, 1994 and 1993 are presented below:

                                                                    1994   1993
                                                                   ------ ------
                                                                    (millions)
   Deferred tax assets:
     Insurance reserves........................................... $211.5 $195.4
     Net unrealized capital losses................................  136.3    --
     Investment losses not currently deductible...................   15.5   31.2
     Postretirement benefits other than pensions..................    8.4    8.6
     Impairment reserves..........................................    --     7.9
     Other........................................................   28.3   19.3
                                                                   ------ ------
       Total gross assets.........................................  400.0  262.4
   Less valuation allowance.......................................  136.3    --
                                                                   ------ ------
     Deferred tax assets net of valuation.........................  263.7  262.4
   Deferred tax liabilities:
     Deferred policy acquisition costs............................  385.2  355.2
     Unrealized losses allocable to experience-rated contracts....  108.0    --
     Market discount..............................................    3.6    5.4
     Net unrealized capital gains.................................    --    61.7
     Other........................................................    0.4    1.6
                                                                   ------ ------
       Total gross liabilities....................................  497.2  423.9
                                                                   ------ ------
       Net deferred tax liability................................. $233.5 $161.5
                                                                   ====== ======

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. At December 31, 1994, $81.0 million of net unrealized capital losses were reflected in shareholder's equity without deferred tax benefits. For federal income tax purposes, capital losses are deductible only against capital gains in the year of sale or during the carryback and carryforward periods (three and five years, respectively). Due to the expected full utilization of capital gains in the carryback period and

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED) the uncertainty of future capital gains, a valuation allowance of $28.3 million related to the net unrealized capital losses has been reflected in shareholder's equity. In addition, $308.6 million of net unrealized capital losses related to experience-rated contracts are not reflected in shareholder's equity since such losses, if realized, are allocable to contractholders. However, the potential loss of tax benefits on such losses is the risk of the Company and therefore would adversely affect the Company rather than the contractholder. Accordingly, an additional valuation allowance of $108.0 million has been reflected in shareholder's equity as of December 31, 1994. Any reversals of the valuation allowance are contingent upon the recognition of future capital gains in the Company's federal income tax return or a change in circumstances which causes the recognition of the benefits to become more likely than not. Non-recognition of the deferred tax benefits on net unrealized losses described above had no impact on net income for 1994, but has the potential to adversely affect future results if such losses are realized.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1994. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1986. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has commenced its examinations for the years 1987 through 1990.

7. BENEFIT PLANS

Employee Pension Plans -- The Company, in conjunction with Aetna, has non-contributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over sixty consecutive months of highest earnings in a 120 month period). Contributions are determined using the Entry Age Normal Cost Method and, for qualified plans subject to ERISA requirements, are limited to the amounts that are currently deductible for tax reporting purposes. The accumulated benefit obligation and plan assets are recorded by Aetna. The accumulated plan assets exceed accumulated plan benefits. There has been no funding to the plan for the years 1992 through 1994, and therefore, no expense has been recorded by the Company.

Agent Pension Plans -- The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. The accumulated plan assets exceed accumulated plan benefits. There has been no funding to the plan for the years 1992 through 1994, and therefore, no expense has been recorded by the Company.

Employee Postretirement Benefits -- In addition to providing pension benefits, Aetna also provides certain postretirement health care and life insurance benefits, subject to certain caps, for retired employees. Medical and dental benefits are offered to all full-time employees retiring at age 50 with at least 15 years of service or at age 65 with at least 10 years of service. Retirees are required to contribute to the plans based on their years of service with Aetna.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Aetna implemented FAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions in 1992 on the immediate recognition basis. The cumulative effect charge for all Aetna employees was reflected in Aetna's 1992 Statement of Income. Prior to the adoption of FAS No. 106, the cost of postretirement benefits was charged to operations as payments were made. The accumulated benefit obligation and plan assets are recorded by Aetna. Accumulated postretirement benefits exceed plan assets.

The cost to the Company associated with the Aetna postretirement plans for 1994, 1993 and 1992 were $1.0 million, $0.8 million and $0.8 million, respectively.

Agent Postretirement Benefits -- The Company, in conjunction with Aetna, also provides certain postemployment health care and life insurance benefits for certain agents. The impact of recognizing the liability for agent costs was a cumulative effect adjustment of $13.2 million (net of deferred taxes of $6.8 million) and is reported in the 1992 Consolidated Statement of Income.

The cost to the Company associated to the agents' postretirement plans for 1994, 1993 and 1992 were $0.7 million, $0.6 million and $0.7 million, respectively.

Incentive Savings Plan -- Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $3.3 million, $3.1 million and $2.8 million in 1994, 1993 and 1992, respectively.

Stock Plans -- Aetna has a stock incentive plan that provides for stock options and deferred contingent common stock or cash awards to certain key employees. Aetna also has a stock option plan under which executive and middle management employees of Aetna may be granted options to purchase common stock of Aetna at the market price on the date of grant or, in connection with certain business combinations, may be granted options to purchase common stock on different terms. The cost to the Company associated to the Aetna stock plans for 1994 and 1993 was $2.3 million, $0.4 million, respectively. The cost for 1992 was immaterial.

8. RELATED PARTY TRANSACTIONS

The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from .70% to 1.80% of their average daily net assets. The Company also receives fees from the variable life and annuity mutual funds and The Aetna Series Fund for serving as investment adviser. Under the advisory agreements, the Funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from .25% to 1.00% of their average daily net assets. The advisory agreements also call for the variable funds to pay their own administrative expenses and for The Aetna Series Fund to pay certain administrative expenses. The Company also receives fees (expressed as a percentage of the average daily net assets) from The Aetna Series Fund for providing administration shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and Funds, included in Charges Assessed Against Policyholders, amounted to $104.6 million, $93.6 million and $80.5 million in 1994, 1993 and 1992, respectively. The Company may waive advisory fees at its discretion.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
The Company may, from time to time, make reimbursements to a Fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $108.0 million commission, paid by the Company to Aetna Life in 1988, was capitalized as deferred policy acquisition costs. The Company maintained insurance reserves of $690.3 million and $711.0 million as of December 31, 1994 and 1993, respectively, relating to the business assumed. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. The loan is being reduced in accordance with the decrease in the reserves. The fair value of this loan was $630.3 million and $685.8 million as of December 31, 1994 and 1993, respectively, and is based upon the fair value of the underlying assets. Premiums of $32.8 million, $33.3 million and $36.8 million and current and future benefits of $43.8 million, $55.4 million and $47.2 million were assumed in 1994, 1993 and 1992, respectively.

Investment income of $51.5 million, $53.3 million and $56.7 million was generated from the reinsurance loan to affiliate in 1994, 1993 and 1992, respectively. Net income of approximately $25.1 million, $13.6 million and $21.7 million resulted from this agreement in 1994, 1993 and 1992, respectively.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $24.2 million and $27.8 million were maintained for this contract as of December 31, 1994 and 1993, respectively.

Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement for 1994, 1993 and 1992 were immaterial.

Effective December 31, 1992, the Company entered into an assumption reinsurance agreement with Aetna Life to reinsure a block of approximately 3,500 life contingent, period certain and deferred lump sum annuities (totaling $175.5 million in premium) issued by the Company to Aetna Casualty to fund its obligations under structured settlement agreements. The negotiated price recognized the sale of future profits and included consideration to ALIAC for the continued administration of the reinsured contracts on behalf of, and in the name of, Aetna Life.

The Company received no capital contributions in 1994, 1993 or 1992.

Premiums due and other receivables include $27.6 million and $9.8 million due from affiliates in 1994 and 1993, respectively. Other liabilities include $27.9 million and $26.1 million due to affiliates for 1994 and 1993, respectively.

Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)
9. REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 8 above.

                                                    CEDED TO   ASSUMED
                                             DIRECT   OTHER   FROM OTHER  NET
                                             AMOUNT COMPANIES COMPANIES  AMOUNT
                                             ------ --------- ---------- ------
                                                         (millions)
1994
Premiums:
  Life Insurance............................ $ 25.8   $ 6.0     $32.8    $ 52.6
  Accident and Health Insurance.............   10.8     9.3       --        1.5
  Annuities.................................   69.9     --        0.2      70.1
                                             ------   -----     -----    ------
    Total earned premiums................... $106.5   $15.3     $33.0    $124.2
                                             ======   =====     =====    ======
1993
Premiums:
  Life Insurance............................ $ 20.9   $ 5.6     $33.3    $ 48.6
  Accident and Health Insurance.............   14.4    12.9       --        1.5
  Annuities.................................   31.3     --        0.7      32.0
                                             ------   -----     -----    ------
    Total earned premiums................... $ 66.6   $18.5     $34.0    $ 82.1
                                             ======   =====     =====    ======
1992
Premiums:
  Life Insurance............................ $ 20.8   $ 5.2     $36.8    $ 52.4
  Accident and Health Insurance.............   15.1    13.7       --        1.4
  Annuities.................................   18.4     --        0.3      18.7
                                             ------   -----     -----    ------
    Total earned premiums................... $ 54.3   $18.9     $37.1    $ 72.5
                                             ======   =====     =====    ======

10. FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of the Company's financial instruments at December 31, 1994 and 1993 were as follows:

                                                1994                1993
                                         ------------------- -------------------
                                         CARRYING    FAIR    CARRYING    FAIR
                                           VALUE     VALUE     VALUE     VALUE
                                         --------- --------- --------- ---------
                                                       (millions)
Assets:
  Cash and cash equivalents............. $   623.3 $   623.3 $   536.1 $   536.1
  Short-term investments................      98.0      98.0      22.6      22.6
  Debt securities.......................  10,191.4  10,191.4  10,531.0  10,531.0
  Equity securities.....................     229.1     229.1     172.6     172.6
  Limited partnership...................      24.4      24.4       --        --
  Mortgage loans........................       9.9       9.9      10.1      10.1
Liabilities:
  Investment contract liabilities:
    With a fixed maturity...............     826.7     833.5     733.3     795.6
    Without a fixed maturity............   8,074.9   7,870.4   8,196.4   8,099.3

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of expected future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate and liquidity risk, the fair values of all assets and liabilities should be taken into consideration, not only those above.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

Short-term instruments: Fair values are based on quoted market prices or dealer quotations. Where quoted market prices are not available, the carrying amounts reported in the Consolidated Balance Sheets approximates fair value. Short-term instruments have a maturity date of one year or less and include cash and cash equivalents, and short-term investments.

Debt and equity securities: Fair values are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair value is estimated by using quoted market prices for similar securities or discounted cash flow methods.

Mortgage loans: Fair value is estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans. The fair value estimate of mortgage loans of lower quality, including problem and restructured loans, is based on the estimated fair value of the underlying collateral.

Investment contract liabilities (included in Policyholders' Funds Left With the Company): With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

11. SEGMENT INFORMATION

Effective December 31, 1994, the Company's operations, which previously were reported in total, will now be reported through two major business segments:
Life Insurance and Financial Services. The Life Insurance segment markets most types of life insurance including universal life, interest-sensitive whole life, and term insurance. These products are offered primarily to individuals, small businesses, employer-sponsored groups and executives of Fortune 2000 companies. The Financial Services segment markets and services individual and group annuity contracts which offer a variety of funding and distribution options for personal and employer-sponsored retirement plans that qualify for tax deferral under sections 401(k) for corporations, 403(b) for hospitals and educational institutions, 408 for individual retirement accounts, and 457 for state and local governments and tax exempt healthcare organizations (the "deferred compensation market"), of the Internal Revenue Code. These contracts may be immediate or deferred. These products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups.

           AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
         (A WHOLLY OWNED SUBSIDIARY OF AETNA LIFE AND CASUALTY COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONCLUDED)

Summarized financial information for the Company's principal operations was as follows:

                                                    1994      1993      1992
                                                  --------- --------- ---------
                                                           (millions)
Revenue:
  Life insurance................................. $   386.1 $   371.7 $   363.6
  Financial services.............................     946.1     892.8     812.5
                                                  --------- --------- ---------
    Total revenue................................ $ 1,332.2 $ 1,264.5 $ 1,176.1
                                                  ========= ========= =========
Income from continuing operations before income
 taxes and cumulative effect adjustments:
  Life insurance................................. $    96.8 $    98.0 $    74.6
  Financial services.............................     119.7     121.1      93.5
                                                  --------- --------- ---------
    Total income from continuing operations be-
     fore income taxes and cumulative effect ad-
     justments................................... $   216.5 $   219.1 $   168.1
Net income:
  Life insurance................................. $    59.8 $    56.1 $    45.6
  Financial services.............................      85.5      86.8      67.6
                                                  --------- --------- ---------
    Income before cumulative effect adjustments.. $   145.3 $   142.9 $   113.2
                                                  --------- --------- ---------
    Cumulative effect adjustments................       --        --        9.6
                                                  --------- --------- ---------
Net income....................................... $   145.3 $   142.9 $   122.8
                                                  ========= ========= =========
                                                    1994      1993      1992
                                                  --------- --------- ---------
                                                           (millions)
Assets under management, at fair value:
  Life insurance................................. $ 2,175.2 $ 2,180.1 $ 1,973.1
  Financial services.............................  17,791.9  16,600.5  13,644.3
                                                  --------- --------- ---------
    Total assets under management................ $19,967.1 $18,780.6 $15,617.4
                                                  ========= ========= =========

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
-------------------------------------------

    (a) Financial Statements:
        (1)    Included in Part A:
               Condensed Financial Information
        (2)    Included in Part B:
               Financial Statements of Variable Annuity Account B:
               -  Independent Auditors' Report
               -  Statement of Assets and Liabilities as of December 31, 1994
               -  Statement of Operations for the year ended December 31, 1994
               - Statements of Changes in Net Assets for the years ended December 31, 1994 and 1993
               -  Notes to Financial Statements
               Financial Statements of the Depositor:
               -  Independent Auditors' Report
               -  Consolidated Balance Sheets as of December 31, 1994 and 1993
               - Consolidated Statements of Income for the years ended December 31, 1994, 1993 and 1992
               - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1994, 1993 and 1992
               - Consolidated Statements of Cash Flows for the years ended December 31, 1994, 1993 and 1992
               -  Notes to Consolidated Financial Statements

    (b) Exhibits
        (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B/1/
        (2)    Not applicable
        (3.1)  Form of Federated Broker-Dealer Agreement (9/2/94)/2/
        (3.2)  Alternate Form of Broker-Dealer Agreement (1994)/2/
        (4.1) Form of Aetna Growth Plus Group Variable, Fixed or Combination Annuity Contract (Nonparticipating)/3/
        (4.2) Form of Aetna Growth Plus Individual Variable, Fixed or Combination Annuity Contract (Nonparticipating)/3/
        (5.1) Form of Application for Aetna Growth Plus Group Variable, Fixed or Combination Annuity Contract (Nonparticipating)/3/
        (5.2) Form of Application for Aetna Growth Plus Individual Variable, Fixed or Combination Annuity Contract (Nonparticipating)/3/
        (6)    Certificate of Incorporation and By-Laws of Depositor/4/
        (7)    Form of Reinsurance Agreement/5/

        (8) Form of Fund Participation Agreement by and among Insurance Management Series, Federated Advisers and Aetna Life Insurance and Annuity Company (12/12/94)/6/
        (9)    Opinion of Counsel/7/
        (10.1) Consent of Independent Auditors
        (10.2) Consent of Counsel
        (11)   Not applicable
        (12)   Not applicable
        (13)   Computation of Performance Data/8/
        (14)   Financial Data Schedule (See Exhibit No. 27)
        (15.1) Powers of Attorney/9/
        (15.2) Authorization for Signatures/2/

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 2-52448) filed on February 28, 1986.
2. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-79122) electronically filed on August 16, 1995.
3. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-79122) filed on May 18, 1994.
4.  Incorporated by reference to Post-Effective Amendment No. 58 to
    Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-80750) electronically filed on August 15, 1995.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-79122) filed on September 15, 1994.
7. Incorporated by reference to Registrant's 24f-2 Notice for fiscal year ended December 31, 1994 filed on February 28, 1995.
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-79122) filed on April 25, 1995.
9. Power of Attorney for David E. Bushong is included in this filing. Powers of Attorney for all other signatories of this filing are incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75996) filed on February 23, 1995.

*Incorporated by reference

Item 25.  Directors and Officers of the Depositor
-------------------------------------------------


Name and Principal
------------------
Business Address*                Positions and Offices with Depositor
-----------------                ------------------------------------

Daniel P. Kearney                Director and President

Gary G. Benanav                  Director

Christopher J. Burns             Director and Senior Vice President, Life

Laura R. Estes                   Director and Senior Vice President, ALIAC
                                 Pensions

Shaun P. Mathews                 Director and Senior Vice President, Strategic
                                 Markets and Products

Scott A. Striegel                Director and Senior Vice President, Annuity

James C. Hamilton                Director, Vice President and Treasurer

Dominick J. Agostino             Director, Senior Vice President and Chief
                                 Financial Officer

David E. Bushong                 Acting Chief Financial Officer

John Y. Kim                      Director and Senior Vice President, ALIAC
                                 Investments

Robert E. Broatch                Senior Vice President and Corporate Controller

Zoe Baird                        Senior Vice President and General Counsel

Fred J. Franklin                 Vice President and Chief Compliance Officer

Susan E. Schechter               Corporate Secretary and Counsel


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or
-----------------------------------------------------------------------------
          Registrant
          ----------

     Incorporated herein by references to Exhibit 24(c) to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.

Item 27.  Number of Contract Owners
-----------------------------------

     As of June 30, 1995, there were 73,790 contract owners of variable annuity contracts funded through Account B.

Item 28.  Indemnification
-------------------------

     Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

     C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

     Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

Item 29.  Principal Underwriter
-------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts C and G (separate accounts of ALIAC registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc. ALIAC is also the depositor of Variable Life Account B and Variable Annuity Accounts C and G.

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1994:


      (1)                  (2)                  (3)                  (4)             (5)

Name of              Net Underwriting       Compensation
Principal            Discounts and          on Redemption        Brokerage
Underwriter          Commissions            or Annuitization     Commissions    Compensation*
-----------          -----------            ----------------     -----------    ------------

Aetna Life                                       $269,230                         $9,036,662
Insurance and
Annuity
Company


* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Account B.

Item 30.  Location of Accounts and Records
------------------------------------------

     All records concerning contract owners of Variable Annuity Account B are located at the home office of the Depositor as follows:

                 Aetna Life Insurance and Annuity Company
                 151 Farmington Avenue
                 Hartford, Connecticut  06156

Item 31.  Management Services
-----------------------------

     Not applicable

Item 32.  Undertakings
----------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unforceable. In the event that a claim for indemfication against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 4 to its Registration Statement on Form N-4 (File No. 33-79122) and has caused this Post-Effective Amendment No. 4 to its Registration Statement on Form N-4 (File No. 33-79122) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 18th day
                                                                       ----
of September, 1995.


                                           VARIABLE ANNUITY ACCOUNT B OF AETNA
                                           LIFE INSURANCE AND ANNUITY COMPANY
                                              (Registrant)

                                      By:  AETNA LIFE INSURANCE AND ANNUITY
                                           COMPANY
                                              (Depositor)

                                      By:  Daniel P. Kearney*
                                          -------------------------------------
                                           Daniel P. Kearney
                                           President


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 33-79122) has been signed by the following persons in the capacities and on the dates indicated.


Signature                Title                                                         Date
---------                -----                                                         ----

Daniel P. Kearney*       Director and President                               )
-----------------------                                                       )
Daniel P. Kearney        (principal executive officer                         )
                                                                              )
                                                                              )
Dominick J. Agostino*    Director, Senior Vice President and Chief Financial  )      September
-----------------------                                                       )
Dominick J. Agostino     Officer (principal accounting and financial officer  )      18, 1995
                                                                              )      --
                                                                              )
David E. Bushong*        Acting Chief Financial Officer (principal accounting )
----------------------                                                        )
David E. Bushong         and financial officer)                               )
                                                                              )
                                                                              )
James C. Hamilton*       Director                                             )
----------------------                                                        )
James C. Hamilton                                                             )
                                                                              )
                                                                              )
Gary G. Benanav*         Director                                             )
----------------------                                                        )
Gary G. Benanav                                                               )

Christopher J. Burns*         Director                                       )
-----------------------------                                                )
Christopher J. Burns                                                         )
                                                                             )
                                                                             )
Laura R. Estes*               Director                                       )
-----------------------------                                                )
Laura R. Estes                                                               )
                                                                             )
                                                                             )
John Y. Kim*                  Director                                       )
-----------------------------                                                )
John Y. Kim                                                                  )
                                                                             )
                                                                             )
Shaun P. Mathews*             Director                                       )
-----------------------------                                                )
Shaun P. Mathews                                                             )
                                                                             )
                                                                             )
Scott A. Striegel*            Director                                       )
-----------------------------                                                )
Scott A. Striegel                                                            )


By:   /s/ Susan E. Bryant
      ----------------------------------------
      Susan E. Bryant
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                 EXHIBIT INDEX

Exhibit No.         Exhibit                                                                            Page
-----------         -------                                                                            ----

99-B.1              Resolution of the Board of Directors of Aetna Life Insurance and                       *
                    Annuity Company establishing Variable Annuity Account B

99-B.3.1            Form of Federated Broker-Dealer Agreement (9/2/94)                                     *

99-B.3.2            Alternate Form of Broker-Dealer Agreement (1994)                                       *

99-B.4.1            Form of Aetna Growth Plus Group Variable, Fixed or Combination                         *
                    Annuity Contract (Nonparticipating)

99-B.4.2            Form of Aetna Growth Plus Individual Variable, Fixed or Combination                    *
                    Annuity Contract (Nonparticipating)

99-B.5.1            Form of Application for Aetna Growth Plus Group Variable, Fixed or                     *
                    Combination Annuity Contract (Nonparticipating)

99-B.5.2            Form of Application for Aetna Growth Plus Individual Variable, Fixed                   *
                    or Combination Annuity Contract (Nonparticipating)

99-B.6              Certificate of Incorporation and By-Laws of Depositor                                  *

99-B.7              Form of Reinsurance Agreement                                                          *

99-B.8              Form of Fund Participation Agreement by and among Insurance                            *
                    Management Series, Federated Advisers and Aetna Life Insurance and
                    Annuity Company (12/12/94)

99-B.9              Opinion of Counsel                                                                     *

99-B.10.1           Consent of Independent Auditors
                                                                                                        ______

99-B.10.2           Consent of Counsel
                                                                                                        ______

99-B.13             Computation of Performance Data                                                        *

99-B.15.1           Powers of Attorney
                                                                                                        ______

99-B.15.2           Authorization for Signatures                                                           *

27                  Financial Data Schedule                                                             ______
